Schedule of Investments (unaudited) June 30, 2020	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 20.7%
Ajax Mortgage Loan Trust, Series 2019-G, Class A, 3.00%, 09/25/59(a)(b)	USD	7,714	$7,478,777
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (LIBOR USD 3 Month + 1.08%), 2.19%, 10/21/28(b)(c)		5,600	5,482,090
ALM XVII Ltd., Series 2015-17A, Class A1AR, (LIBOR USD 3 Month + 0.93%), 2.15%, 01/15/28(b)(c)		3,680	3,619,779
AmeriCredit Automobile Receivables Trust:
Series 2019-1, Class A3, 2.97%, 11/20/23		11,160	11,392,910
Series 2019-3, Class A3, 2.06%, 04/18/24		26,850	27,334,111
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (LIBOR USD 3 Month + 1.26%), 2.28%, 07/24/29(b)(c)		3,978	3,930,614
Anchorage Capital CLO 13 LLC, Series 2019-13A, Class A, (LIBOR USD 3 Month + 1.47%), 2.69%, 04/15/32(b)(c)		27,170	26,925,948
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR2, (LIBOR USD 3 Month + 1.09%), 2.11%, 01/28/31(b)(c)		14,523	14,177,030
Ares XXIX CLO Ltd., Series 2014-1A, Class A1R, (LIBOR USD 3 Month + 1.19%), 2.32%, 04/17/26(b)(c)		3,283	3,275,449
ARI Fleet Lease Trust, Series 2020-A, Class B, 2.06%, 11/15/28(b)		1,470	1,436,862
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR, (LIBOR USD 3 Month + 0.83%), 1.22%, 11/17/27(b)(c)		4,923	4,855,213
Atrium XII, Series 12A, Class AR, (LIBOR USD 3 Month + 0.83%), 1.93%, 04/22/27(b)(c)		9,620	9,514,540
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.10%), 2.09%, 04/25/26(b)(c)		862	858,294
Avery Point V CLO Ltd., Series 2014-5A, Class AR, (LIBOR USD 3 Month + 0.98%), 2.11%, 07/17/26(b)(c)		1,094	1,086,953
Ballyrock CLO Ltd., Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.40%), 3.62%, 10/15/28(b)(c)		3,000	2,928,915
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R, (LIBOR USD 3 Month + 1.75%), 2.97%, 07/15/29(b)(c)		8,355	8,255,348
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (LIBOR USD 3 Month + 1.09%), 2.23%, 04/20/31(b)(c)		2,230	2,152,064
BlueMountain CLO Ltd., Series 2012-2A, Class AR2, (LIBOR USD 3 Month + 1.05%), 1.43%, 11/20/28(b)(c)		13,440	13,087,348
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 3.15%, 05/15/23(b)		16,230	16,522,069
BSPRT Issuer Ltd., Series 2018-FL3, Class A, (LIBOR USD 1 Month + 1.05%), 1.23%, 03/15/28(b)(c)		14,770	14,585,339
Carlyle Global Market Strategies CLO Ltd., Series 2014-5A, Class A1RR, (LIBOR USD 3 Month + 1.14%), 2.36%, 07/15/31(b)(c)		6,000	5,831,272
CarMax Auto Owner Trust, Series 2019-3, Class A3, 2.18%, 08/15/24		24,830	25,540,247
Catamaran CLO Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.90%), 2.00%, 04/22/27(b)(c)		3,231	3,178,147
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.09%), 2.23%, 10/20/28(b)(c)		26,890	26,377,584

Security		Par (000)	Value

Asset-Backed Securities (continued)
Chesapeake Funding II LLC(b):
Series 2018-1A, Class A1, 3.04%, 04/15/30	USD	8,745	$8,936,432
Series 2019-1A, Class B, 3.11%, 04/15/31		5,230	5,305,890
Series 2019-1A, Class C, 3.36%, 04/15/31		4,930	4,894,466
Series 2019-1A, Class D, 3.80%, 04/15/31		6,630	6,521,403
CIFC Funding Ltd.(b)(c):
Series 2014-4RA, Class A1A, (LIBOR USD 3 Month + 1.13%), 2.26%, 10/17/30		17,860	17,541,365
Series 2015-2A, Class AR2, (LIBOR USD 3 Month + 1.01%), 2.23%, 04/15/30(d)		27,350	26,720,950
Credit Acceptance Auto Loan Trust(b):
Series 2018-1A, Class A, 3.01%, 02/16/27		14,339	14,428,191
Series 2018-2A, Class A, 3.47%, 05/17/27		31,688	32,078,576
Series 2019-1A, Class A, 3.33%, 02/15/28		25,440	26,035,085
Series 2019-3A, Class A, 2.38%, 11/15/28		13,620	13,892,591
Series 2020-1A, Class A, 2.01%, 02/15/29		26,840	27,287,860
Drive Auto Receivables Trust:
Series 2019-4, Class A3, 2.16%, 05/15/23		7,930	7,987,522
Series 2020-1, Class A3, 2.02%, 11/15/23		9,220	9,349,626
Dryden XXV Senior Loan Fund, Series 2012- 25A, Class ARR, (LIBOR USD 3 Month + 0.90%), 2.12%, 10/15/27(b)(c)		29,792	29,072,467
Dryden XXVI Senior Loan Fund, Series 2013- 26A, Class AR, (LIBOR USD 3 Month + 0.90%), 2.12%, 04/15/29(b)(c)		13,800	13,476,608
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(b)(e)		9,145	9,549,111
Enterprise Fleet Financing LLC(b):
Series 2017-1, Class A3, 2.60%, 07/20/22		2,871	2,873,815
Series 2018-1, Class A2, 2.87%, 10/20/23		7,935	7,988,358
Series 2019-1, Class A2, 2.98%, 10/20/24		16,650	16,953,119
Series 2019-2, Class A3, 2.38%, 02/20/25		14,800	15,200,846
Ford Credit Floorplan Master Owner Trust A:
Series 2019-2, Class A, 3.06%, 04/15/26		31,498	32,950,045
Series 2019-4, Class A, 2.44%, 09/15/26		41,920	42,296,014
GMF Floorplan Owner Revolving Trust, Series 2019-1, Class A, 2.70%, 04/15/24(b)		18,745	19,177,906
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class AR, (LIBOR USD 3 Month + 1.12%), 2.26%, 07/20/31(b)(c)		5,275	5,165,609
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (LIBOR USD 3 Month + 1.07%), 2.21%, 01/18/31(b)(c)		3,815	3,745,882
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 1.08%), 2.07%, 07/25/27(b)(c)		12,459	12,298,683
Harley-Davidson Motorcycle Trust, Series 2020- A, Class A3, 1.87%, 10/15/24		16,900	17,215,428
Hyundai Auto Lease Securitization Trust, Series 2019-A, Class A2, 2.92%, 07/15/21(b)		9,203	9,243,563
KKR CLO 16 Ltd., Series 16, Class A2R, (LIBOR USD 3 Month + 1.80%), 2.94%, 01/20/29(b)(c)		10,610	10,353,066
Lendmark Funding Trust(b):
Series 2018-1A, Class A, 3.81%, 12/21/26		18,440	18,615,584
Series 2019-2A, Class A, 2.78%, 04/20/28		6,170	6,170,468
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/30/27(d)		5,382	5,367,501
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (LIBOR USD 1 Month + 1.13%), 1.31%, 05/15/28(b)(c)		12,180	12,073,463
Madison Park Funding XII Ltd., Series 2014- 12A, Class AR, (LIBOR USD 3 Month + 1.26%), 2.40%, 07/20/26(b)(c)		1,186	1,183,139

1

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding XIX Ltd., Series 2015- 19A, Class A2R2, (LIBOR USD 3 Month + 1.50%), 2.60%, 01/22/28(b)(c)	USD	15,900	$15,343,977
Marathon CRE Ltd., Series 2018-FL1, Class A, (LIBOR USD 1 Month + 1.15%), 1.33%, 06/15/28(b)(c)		5,690	5,585,323
Mariner Finance Issuance Trust, Series 2019- AA, Class A, 2.96%, 07/20/32(b)		6,804	6,708,283
Mercedes-Benz Master Owner Trust, Series 2019-BA, Class A, 2.61%, 05/15/24(b)		28,750	29,243,931
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, (LIBOR USD 1 Month + 0.00%), 2.50%, 04/25/57(b)(c)		8,933	9,036,063
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(b)		14,499	14,646,533
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 09/20/40(b)		437	434,106
Navient Private Education Refi Loan Trust(b):
Series 2019-A, Class A1, 3.03%, 01/15/43		1,042	1,044,110
Series 2019-CA, Class A2, 3.13%, 02/15/68		8,545	8,815,221
Series 2019-EA, Class A2B, (LIBOR USD 1 Month + 0.92%), 1.10%, 05/15/68(c)		16,440	15,928,939
Series 2019-FA, Class A1, 2.18%, 08/15/68		9,571	9,615,213
Series 2019-GA, Class A, 2.40%, 10/15/68		20,379	20,776,662
Series 2020-A, Class A2B, (LIBOR USD 1 Month + 0.90%), 1.08%, 11/15/68(c)		1,480	1,447,413
Series 2020-BA, Class A1, 1.80%, 01/15/69		28,774	28,852,166
Navient Student Loan Trust(b)(d):
Series 2018-EA, Class A2, 4.00%, 12/15/59		2,872	3,057,818
Series 2019-BA, Class A2A, 3.39%, 12/15/59		7,880	8,315,764
Neuberger Berman CLO XX Ltd., Series 2015- 20A, Class AR, (LIBOR USD 3 Month + 0.80%), 2.02%, 01/15/28(b)(c)		7,640	7,492,344
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A4, 3.00%, 09/15/25		6,590	6,979,632
Nissan Master Owner Trust Receivables, Series 2019-A, Class A, (LIBOR USD 1 Month + 0.56%), 0.74%, 02/15/24(c)		26,180	26,025,554
NLY Commercial Mortgage Trust, Series 2019-FL2, Class A, (LIBOR USD 1 Month + 1.30%), 1.48%, 02/15/36(b)(c)		5,121	4,983,015
OCP CLO Ltd., Series 2015-8A, Class A1R, (LIBOR USD 3 Month + 0.85%), 1.98%, 04/17/27(b)(c)		960	955,383
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class B, (LIBOR USD 3 Month + 2.35%), 3.49%, 03/17/30(b)(c)		4,200	4,080,537
OFSI Fund VI Ltd., Series 2014-6A, Class BR, (LIBOR USD 3 Month + 1.50%), 2.72%, 03/20/25(b)(c)		6,345	6,198,287
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/24(b)		22,405	22,724,390
Onemain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, 03/14/29(b)		4,835	4,913,520
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(b)		7,730	8,159,621
Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 1.13%), 2.26%, 01/17/31(b)(c)		15,000	14,684,160
Palmer Square Loan Funding Ltd.(b)(c):
Series 2018-5A, Class A1, (LIBOR USD 3 Month + 0.85%), 1.99%, 01/20/27		13,113	12,832,107
Series 2019-1A, Class B, (LIBOR USD 3 Month + 2.25%), 3.39%, 04/20/27		3,450	3,372,913

Security		Par (000)	Value

Asset-Backed Securities (continued)
Parallel Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.85%), 1.99%, 07/20/27(b)(c)	USD	8,785	$8,567,040
PFS Financing Corp.(b):
Series 2018-B, Class A, 2.89%, 02/15/23		9,120	9,225,905
Series 2019-A, Class A1, (LIBOR USD 1 Month + 0.55%), 0.73%, 04/15/24(c)		8,480	8,449,989
Series 2019-A, Class A2, 2.86%, 04/15/24		10,780	11,108,230
Series 2019-B, Class A, (LIBOR USD 1 Month + 0.55%), 0.73%, 09/15/23(c)		33,100	32,940,120
Recette CLO Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.92%), 2.06%, 10/20/27(b)(c)		6,708	6,612,192
Regatta VI Funding Ltd., Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.08%), 2.22%, 07/20/28(b)(c)		19,235	18,925,270
Regional Management Issuance Trust, Series 2019-1, Class A, 3.05%, 11/15/28(b)		5,930	5,831,079
Republic Finance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27(b)		17,110	17,023,553
Santander Retail Auto Lease Trust, Series 2019-B, Class A2A, 2.29%, 04/20/22(b)		19,148	19,340,716
Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, 07/25/49(b)		3,037	3,119,020
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.24%), 2.38%, 07/20/30(b)(c)		5,000	4,918,875
SLM Private Credit Student Loan Trust(c):
Series 2004-A, Class A3, (LIBOR USD 3 Month + 0.40%), 0.71%, 06/15/33		1,379	1,330,837
Series 2004-B, Class A3, (LIBOR USD 3 Month + 0.33%), 0.64%, 03/15/24		2,080	2,049,749
Series 2005-A, Class A4, (LIBOR USD 3 Month + 0.31%), 0.62%, 12/15/38		9,735	9,188,056
Series 2005-B, Class A4, (LIBOR USD 3 Month + 0.33%), 0.64%, 06/15/39		8,624	8,086,947
Series 2007-A, Class A4A, (LIBOR USD 3 Month + 0.24%), 0.55%, 12/16/41		6,245	5,916,384
SLM Private Education Loan Trust, Series 2010-C, Class A5, (LIBOR USD 1 Month + 4.75%), 4.93%, 10/15/41(b)(c)		7,910	8,442,916
SLM Student Loan Trust, Series 2013-4, Class A, (LIBOR USD 1 Month + 0.55%), 0.73%, 06/25/43(c)		5,332	5,142,645
SMB Private Education Loan Trust(b):
Series 2015-A, Class A2A, 2.49%, 06/15/27		4,772	4,794,958
Series 2016-A, Class A2A, 2.70%, 05/15/31		4,440	4,540,043
Series 2016-B, Class A2A, 2.43%, 02/17/32		3,762	3,843,913
Series 2018-A, Class A2A, 3.50%, 02/15/36		21,259	22,236,671
Series 2018-B, Class A2B, (LIBOR USD 1 Month + 0.72%), 0.90%, 01/15/37(c)		10,422	10,176,582
Series 2019-A, Class A2A, 3.44%, 07/15/36		6,210	6,490,789
Series 2020-A, Class A2B, (LIBOR USD 1 Month + 0.83%), 1.01%, 09/15/37(c)		1,410	1,369,513
SoFi Professional Loan Program LLC(b):
Series 2015-D, Class A2, 2.72%, 10/27/36		4,280	4,348,690
Series 2016-A, Class A2, 2.76%, 12/26/36		2,039	2,050,279
Series 2016-C, Class A2B, 2.36%, 12/27/32		1,664	1,679,063
Series 2016-D, Class A2B, 2.34%, 04/25/33		1,716	1,740,182
Series 2016-E, Class A2B, 2.49%, 01/25/36		1,023	1,035,915
Series 2018-A, Class A2B, 2.95%, 02/25/42(d)		7,770	7,930,839
Series 2019-A, Class A2FX, 3.69%, 06/15/48(d)		6,180	6,513,791
Series 2019-B, Class A2FX, 3.09%, 08/17/48		4,080	4,238,547

2

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
SoFi Professional Loan Program Trust(b):
Series 2018-C, Class A2FX, 3.59%, 01/25/48	USD	4,663	$4,868,838
Series 2018-D, Class A1FX, 3.12%, 02/25/48		1,873	1,886,127
Series 2020-A, Class A2FX, 2.54%, 05/15/46		12,040	12,476,429
Sound Point CLO XV Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.50%), 3.54%, 01/23/29(b)(c)		1,500	1,488,272
Soundview Home Loan Trust, Series 2003-2, Class A2, (LIBOR USD 1 Month + 1.30%), 1.48%, 11/25/33(c)		312	311,149
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 05/27/36(b)		23,972	24,148,722
Springleaf Funding Trust(b):
Series 2015-BA, Class A, 3.48%, 05/15/28		16,910	16,869,886
Series 2017-AA, Class A, 2.68%, 07/15/30(d)		8,215	8,243,753
Towd Point Mortgage Trust(b)(e):
Series 2016-3, Class A1, 2.25%, 04/25/56		5,945	5,978,367
Series 2016-4, Class A1, 2.25%, 07/25/56		8,600	8,677,875
Toyota Auto Receivables Owner Trust, Series 2019-D, Class A3, 1.92%, 01/16/24		5,350	5,490,046
Transportation Finance Equipment Trust, Series 2019-1, Class A3, 1.85%, 04/24/23(b)		14,540	14,645,866
Treman Park CLO Ltd., Series 2015-1A, Class ARR, (LIBOR USD 3 Month + 1.07%), 2.21%, 10/20/28(b)(c)		27,750	27,297,539
Tryon Park CLO Ltd., Series 2013-1A, Class A1SR, (LIBOR USD 3 Month + 0.89%), 2.11%, 04/15/29(b)(c)		5,070	4,955,509
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85%, 07/22/24		9,930	10,190,516
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15%, 02/15/23(b)		8,562	8,617,588

Total Asset-Backed Securities — 20.7% (Cost: $1,455,112,913)			1,459,386,300

Corporate Bonds — 43.5%

Aerospace & Defense — 0.4%
Airbus SE, 1.38%, 06/09/26	EUR	2,290	2,604,703
Boeing Co. (The), 2.70%, 05/01/22	USD	4,580	4,637,276
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)		237	245,888
L3Harris Technologies, Inc., 3.85%, 06/15/23		1,194	1,299,156
Raytheon Technologies Corp.:
2.80%, 03/15/22(b)		3,693	3,809,697
3.65%, 08/16/23		37	40,070
Rolls-Royce plc, 2.13%, 06/18/21	EUR	530	589,501
Signature Aviation US Holdings, Inc., 5.38%, 05/01/26(b)	USD	412	412,288
Thales SA:
0.00%, 05/31/22	EUR	3,300	3,689,472
0.75%, 06/07/23		3,900	4,435,837
TransDigm, Inc.(b):
8.00%, 12/15/25	USD	741	778,783
6.25%, 03/15/26		4,180	4,169,634

			26,712,305

Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2013-2, Class B, 5.60%, 07/15/20(b)		3,034	3,034,481
Avianca Holdings SA, 9.00%, 05/10/23(b)(f)(g)		910	182,455
Continental Airlines Pass-Through Trust, Series 2000-1, Class B, 8.39%, 11/01/20		2	1,766

Security		Par (000)	Value

Airlines (continued)
Gol Finance SA, 7.00%, 01/31/25(b)	USD	610	$343,125
Northwest Airlines Pass-Through Trust, Series 2002-1, Class G-2, 6.26%, 11/20/21		185	176,857

			3,738,684

Auto Components — 0.1%
Adient US LLC, 9.00%, 04/15/25(b)		89	95,871
Allison Transmission, Inc., 5.00%, 10/01/24(b)		243	242,393
Clarios Global LP(b):
6.75%, 05/15/25		1,133	1,178,320
6.25%, 05/15/26		1,522	1,569,563
Conti-Gummi Finance BV, 1.13%, 09/25/24	EUR	2,240	2,510,917
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/25	USD	69	73,830
Icahn Enterprises LP:
4.75%, 09/15/24		100	94,020
6.25%, 05/15/26		112	112,078
5.25%, 05/15/27		355	342,575
ZF North America Capital, Inc., 4.50%, 04/29/22(b)		2,431	2,495,421

			8,714,988

Automobiles — 1.7%
BMW Finance NV, 0.00%, 04/14/23	EUR	6,120	6,796,941
BMW US Capital LLC, 3.80%, 04/06/23(b)	USD	23,200	24,922,847
Daimler Finance North America LLC, 3.35%, 05/04/21(b)		5,520	5,621,984
Daimler International Finance BV, 0.25%, 11/06/23	EUR	1,970	2,155,856
Fiat Chrysler Automobiles NV, 3.38%, 07/07/23		6,520	7,325,220
General Motors Co., 5.40%, 10/02/23	USD	4,920	5,319,769
Nissan Motor Acceptance Corp.(b):
2.55%, 03/08/21		12,731	12,642,149
3.65%, 09/21/21		25,000	25,060,056
Volkswagen Group of America Finance LLC(b):
2.70%, 09/26/22		2,145	2,215,777
3.13%, 05/12/23		23,300	24,505,468

			116,566,067

Banks — 8.7%
AIB Group plc, (LIBOR USD 3 Month + 1.87%), 4.26%, 04/10/25(b)(c)		2,985	3,180,056
Banco Bradesco SA(b):
2.85%, 01/27/23		19,500	19,256,250
3.20%, 01/27/25		990	971,635
Banco de Credito del Peru, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 1.00%, 07/01/30(b)(c)		690	678,960
Banco de Sabadell SA:
0.88%, 07/22/25	EUR	1,500	1,604,210
(EUR Swap Annual 1 Year + 0.97%), 0.63%, 11/07/25(c)		1,900	2,017,675
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(b)	USD	2,050	2,069,859
Banco Santander SA:
2.71%, 06/27/24		11,600	12,192,362
2.75%, 05/28/25		10,800	11,192,202
Bancolombia SA, 3.00%, 01/29/25		690	672,750
Bank Leumi Le-Israel BM, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.63%), 3.27%, 01/29/31(b)(c)		1,798	1,745,184
Bank of America Corp.:
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(c)		12,225	12,236,293
(LIBOR USD 3 Month + 0.37%), 2.74%, 01/23/22(c)		3,500	3,538,827
2.50%, 10/21/22		19,800	20,270,365

3

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
(LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/23(c)	USD	5,690	$5,898,156
(LIBOR USD 3 Month + 0.93%), 2.82%, 07/21/23(c)		14,500	15,060,984
(LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/23(c)		37,000	38,865,170
(LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/24(c)		20,000	21,673,223
Bank of America NA, (LIBOR USD 3 Month + 0.65%), 3.34%, 01/25/23(c)		1,740	1,815,881
Banque Federative du Credit Mutuel SA:
0.13%, 02/05/24	EUR	3,400	3,808,822
2.63%, 03/18/24		500	612,681
Barclays Bank plc, 1.70%, 05/12/22	USD	6,025	6,133,206
Barclays plc, (LIBOR USD 3 Month + 1.40%), 4.61%, 02/15/23(c)		6,970	7,338,783
BBVA Bancomer SA, 6.75%, 09/30/22(b)		530	565,112
BNP Paribas SA, (SOFR + 2.07%), 2.22%, 06/09/26(b)(c)		7,260	7,434,357
Capital One Bank USA NA, (SOFR + 0.62%), 2.01%, 01/27/23(c)		26,400	26,767,453
CIT Group, Inc., 5.00%, 08/01/23		235	239,676
Citigroup, Inc.(c):
(LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/23		500	517,156
(LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/23		20,000	20,814,689
Citizens Bank NA:
3.25%, 02/14/22		4,825	4,996,798
3.70%, 03/29/23		12,350	13,235,405
Cooperatieve Rabobank UA, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.34%, 06/24/26(b)(c)		21,550	21,587,781
Credicorp Ltd., 2.75%, 06/17/25(b)		685	681,678
Danske Bank A/S, (LIBOR USD 3 Month + 1.25%), 3.00%, 09/20/22(b)(c)		17,255	17,523,287
Discover Bank, 3.35%, 02/06/23		5,225	5,511,727
Fifth Third Bancorp:
2.60%, 06/15/22		2,700	2,799,267
1.63%, 05/05/23		6,420	6,585,039
Fifth Third Bank, 1.80%, 01/30/23		5,660	5,811,508
HSBC Holdings plc(c):
(LIBOR USD 3 Month + 1.06%), 3.26%, 03/13/23		16,480	17,072,593
(LIBOR USD 3 Month + 0.99%), 3.95%, 05/18/24		1,410	1,515,335
Huntington National Bank (The), 3.13%, 04/01/22		4,255	4,435,902
ING Groep NV, 1.00%, 09/20/23	EUR	4,500	5,157,997
Itau Unibanco Holding SA, 3.25%, 01/24/25(b)	USD	950	936,005
JPMorgan Chase & Co.(c):
(LIBOR USD 3 Month + 0.70%), 3.21%, 04/01/23		3,600	3,748,163
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24		5,865	6,278,550
(LIBOR USD 3 Month + 0.89%), 3.80%, 07/23/24		27,900	30,265,343
(SOFR + 1.85%), 2.08%, 04/22/26		20,755	21,556,528
KBC Group NV, 1.13%, 01/25/24	EUR	3,800	4,380,011
Lloyds Banking Group plc, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 06/15/23(c)	USD	4,950	4,978,813
Mitsubishi UFJ Financial Group, Inc., 3.22%, 03/07/22		11,470	11,964,461
Mizuho Financial Group, Inc., 0.52%, 06/10/24	EUR	4,565	5,105,426
Nordea Bank Abp, 1.00%, 06/09/23(b)	USD	8,905	8,991,533

Security		Par (000)	Value

Banks (continued)
Royal Bank of Scotland Group plc:
3.88%, 09/12/23	USD	8,585	$9,255,869
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.36%, 05/22/24(c)		9,520	9,773,649
Santander Holdings USA, Inc.:
3.70%, 03/28/22		5,480	5,643,624
3.50%, 06/07/24		3,000	3,155,585
Santander UK Group Holdings plc:
3.57%, 01/10/23		1,715	1,779,960
(LIBOR USD 3 Month + 1.08%), 3.37%, 01/05/24(c)		3,715	3,895,516
Skandinaviska Enskilda Banken AB, 2.20%, 12/12/22(b)		23,690	24,548,006
Sumitomo Mitsui Financial Group, Inc., 2.85%, 01/11/22		15,220	15,721,200
Swedbank AB, 1.30%, 06/02/23(b)		10,875	11,005,393
Toronto-Dominion Bank (The), 0.38%, 04/25/24	EUR	2,625	2,955,257
Truist Financial Corp., 2.70%, 01/27/22	USD	1,655	1,706,937
Wells Fargo & Co.:
3.75%, 01/24/24		18,005	19,673,132
(SOFR + 1.60%), 1.65%, 06/02/24(c)		12,500	12,697,637
Wells Fargo Bank NA, (LIBOR USD 3 Month + 0.49%), 3.33%, 07/23/21(c)		37,630	37,691,270

			613,794,162

Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc., 3.70%, 02/01/24		11,600	12,750,940
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 01/12/24		8,701	9,480,523
4.15%, 01/23/25		4,190	4,754,611
Central American Bottling Corp., 5.75%, 01/31/27(b)		1,990	1,996,841
Coca-Cola Co. (The), 1.13%, 09/22/22	EUR	7,540	8,661,131
Keurig Dr Pepper, Inc., 4.06%, 05/25/23	USD	4,200	4,577,207
Pernod Ricard SA:
0.00%, 10/24/23	EUR	10,000	11,131,211
1.13%, 04/07/25		1,900	2,202,698

			55,555,162

Biotechnology — 1.4%
AbbVie, Inc.:
3.45%, 03/15/22(b)	USD	39,913	41,511,920
3.25%, 10/01/22(b)		12,773	13,385,600
2.90%, 11/06/22		1,945	2,040,467
2.30%, 11/21/22(b)		10,000	10,343,791
2.80%, 03/15/23(b)		6,200	6,438,955
1.25%, 06/01/24(b)	EUR	1,305	1,497,485
2.60%, 11/21/24(b)	USD	18,100	19,215,171
2.95%, 11/21/26(b)		4,050	4,404,976

			98,838,365

Building Products — 0.1%
Carrier Global Corp., 2.24%, 02/15/25(b)		8,300	8,486,074
CRH Finland Services OYJ, 0.88%, 11/05/23	EUR	1,020	1,162,355
JELD-WEN, Inc., 6.25%, 05/15/25(b)	USD	55	57,062
Masonite International Corp., 5.75%, 09/15/26(b)		110	113,300
Standard Industries, Inc., 5.38%, 11/15/24(b)		354	363,735

			10,182,526

Capital Markets — 1.9%
Credit Suisse AG, 1.00%, 05/05/23		19,065	19,168,632
Credit Suisse Group AG, 3.57%, 01/09/23(b)		8,565	8,884,575
Deutsche Bank AG, 4.25%, 02/04/21		11,560	11,690,449
Goldman Sachs Group, Inc. (The), (EURIBOR 3 Month + 0.55%), 0.31%, 04/21/23(c)	EUR	4,890	5,417,451

4

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
ING Bank NV:
0.00%, 04/08/22	EUR	2,400	$2,688,839
(EURIBOR 3 Month + 0.40%), 0.08%, 04/08/22(c)		5,700	6,407,447
(EUR Swap Annual 5 Year + 2.25%), 3.62%, 02/25/26(c)		4,443	5,065,139
Moody’s Corp., 2.63%, 01/15/23	USD	5,085	5,330,590
Morgan Stanley(c):
(LIBOR USD 3 Month + 0.85%), 3.74%, 04/24/24		17,000	18,302,465
(SOFR + 1.99%), 2.19%, 04/28/26		18,245	18,996,861
MSCI, Inc., 5.38%, 05/15/27(b)		343	364,009
SURA Asset Management SA, 4.88%, 04/17/24(b)		1,290	1,382,880
UBS AG:
1.75%, 04/21/22(b)		8,875	9,044,696
(EUR Swap Annual 5 Year + 3.40%), 4.75%, 02/12/26(c)	EUR	6,025	6,885,394
UBS Group AG(c):
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(b)	USD	5,810	6,017,764
(EUR Swap Annual 1 Year + 0.55%), 0.25%, 01/29/26	EUR	2,640	2,908,872
Volvo Treasury AB:
(EURIBOR 3 Month + 0.65%), 0.29%, 09/13/21(c)		4,200	4,713,736
0.00%, 02/11/23		940	1,031,620

			134,301,419

Chemicals — 0.7%
Air Liquide Finance SA, 0.38%, 04/18/22		2,500	2,821,277
Air Products and Chemicals, Inc., 1.50%, 10/15/25	USD	865	892,242
Axalta Coating Systems LLC(b):
4.88%, 08/15/24		308	311,850
4.75%, 06/15/27		161	161,837
BASF SE:
2.00%, 12/05/22	EUR	4,520	5,318,329
0.10%, 06/05/23		3,500	3,936,465
Braskem Idesa SAPI, 7.45%, 11/15/29(b)	USD	560	522,550
Chemours Co. (The), 6.63%, 05/15/23		167	160,320
Covestro AG, 0.88%, 02/03/26	EUR	1,430	1,602,659
DuPont de Nemours, Inc.:
2.17%, 05/01/23	USD	16,765	17,092,538
4.21%, 11/15/23		9,500	10,412,926
Element Solutions, Inc., 5.88%, 12/01/25(b)		1,383	1,396,398
Equate Petrochemical BV, 4.25%, 11/03/26(b)		2,077	2,206,812
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		401	399,998
Phosagro OAO, 3.05%, 01/23/25(b)		1,180	1,189,956
WR Grace & Co.-Conn., 4.88%, 06/15/27(b)		254	257,310

			48,683,467

Commercial Services & Supplies — 0.2%
ACCO Brands Corp., 5.25%, 12/15/24(b)		183	185,287
ADT Security Corp. (The), 4.13%, 06/15/23		396	396,990
Allied Universal Holdco LLC, 6.63%, 07/15/26(b)		1,834	1,925,700
APX Group, Inc., 6.75%, 02/15/27(b)		161	151,944
Aramark Services, Inc.:
5.00%, 04/01/25(b)		1,193	1,175,105
4.75%, 06/01/26		381	366,712
Brink’s Co. (The), 5.50%, 07/15/25(b)		40	40,741
Garda World Security Corp., 4.63%, 02/15/27(b)		214	210,790
GFL Environmental, Inc., 5.13%, 12/15/26(b)		960	993,600
Motability Operations Group plc, 1.63%, 06/09/23	EUR	5,305	6,233,668

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC(b):
5.25%, 04/15/24	USD	299	$305,728
5.75%, 04/15/26		421	436,577

			12,422,842

Communications Equipment — 0.0%(b)
CommScope, Inc., 6.00%, 03/01/26		560	574,000
ViaSat, Inc., 5.63%, 04/15/27		543	555,896

			1,129,896

Construction & Engineering — 0.0%(b)
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29		530	471,276
Mexico City Airport Trust, 4.25%, 10/31/26		2,080	1,960,400

			2,431,676

Construction Materials — 0.0%
Inversiones CMPC SA, 3.85%, 01/13/30(b)		1,170	1,192,303

Consumer Finance — 3.2%
AerCap Ireland Capital DAC:
3.95%, 02/01/22		7,750	7,752,366
3.50%, 05/26/22		21,035	20,823,635
4.63%, 07/01/22		4,515	4,565,211
2.88%, 08/14/24		9,600	9,013,343
3.50%, 01/15/25		11,200	10,519,684
American Express Co., 2.50%, 08/01/22		3,865	4,002,756
Capital One Financial Corp., 2.40%, 10/30/20		4,420	4,439,395
Ford Motor Credit Co. LLC:
3.34%, 03/18/21		4,000	3,958,840
3.34%, 03/28/22		8,932	8,639,030
3.35%, 11/01/22		357	341,927
4.14%, 02/15/23		9,830	9,618,164
3.81%, 01/09/24		609	584,823
5.13%, 06/16/25		787	787,315
General Motors Financial Co., Inc.:
3.70%, 11/24/20		7,720	7,760,784
3.20%, 07/06/21		29,901	30,232,013
4.20%, 11/06/21		14,325	14,690,595
5.20%, 03/20/23		19,565	20,909,432
John Deere Capital Corp., 2.60%, 03/07/24		2,310	2,461,982
Muthoot Finance Ltd., 6.13%, 10/31/22(b)		1,110	1,122,487
Navient Corp.:
7.25%, 09/25/23		62	60,598
6.13%, 03/25/24		228	216,600
Springleaf Finance Corp.:
6.88%, 03/15/25		145	148,761
7.13%, 03/15/26		206	213,208
Synchrony Financial:
3.75%, 08/15/21		15,000	15,337,100
2.85%, 07/25/22		8,300	8,441,800
Toyota Motor Credit Corp., 1.35%, 08/25/23		12,320	12,553,660
Volkswagen Bank GmbH, 1.88%, 01/31/24	EUR	7,000	8,045,966
Volkswagen Leasing GmbH:
(EURIBOR 3 Month + 0.45%), 0.19%, 08/02/21(c)		5,600	6,237,744
1.00%, 02/16/23		9,800	10,981,607

			224,460,826

Containers & Packaging — 0.1%
Ardagh Packaging Finance plc(b):
5.25%, 04/30/25	USD	235	240,873
4.13%, 08/15/26		700	688,695
Crown Americas LLC, 4.75%, 02/01/26		511	520,724
Graphic Packaging International LLC, 4.88%, 11/15/22		389	401,642
LABL Escrow Issuer LLC, 6.75%, 07/15/26(b)		193	200,780

5

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)	USD	555	$545,114
Trivium Packaging Finance BV, 5.50%, 08/15/26(a)(b)		1,266	1,277,078
WRKCo, Inc., 3.75%, 03/15/25		2,210	2,443,049

			6,317,955

Diversified Consumer Services — 0.0%(b)
frontdoor, Inc., 6.75%, 08/15/26		292	310,250
Graham Holdings Co., 5.75%, 06/01/26		303	313,341

			623,591

Diversified Financial Services — 1.4%
GE Capital Funding LLC, 3.45%, 05/15/25(b)		16,900	17,706,025
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		42,130	42,402,971
MDGH — GMTN BV, 2.50%, 11/07/24(b)		1,770	1,823,100
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)		990	912,966
Petronas Capital Ltd., 3.50%, 04/21/30(b)		1,954	2,165,301
Refinitiv US Holdings, Inc., 6.25%, 05/15/26(b)		536	568,160
Shell International Finance BV, 2.38%, 04/06/25		8,960	9,511,293
Siemens Financieringsmaatschappij NV:
0.00%, 02/20/23	EUR	6,500	7,289,240
0.38%, 09/06/23		5,710	6,483,571
Synchrony Bank, 3.65%, 05/24/21	USD	10,000	10,162,229

			99,024,856

Diversified Telecommunication Services — 1.6%
Altice France SA(b):
7.38%, 05/01/26		1,663	1,734,176
8.13%, 02/01/27		1,757	1,921,719
AT&T, Inc.:
3.00%, 06/30/22		10,800	11,278,581
3.80%, 03/01/24		4,960	5,451,579
3.90%, 03/11/24		4,545	5,017,903
3.95%, 01/15/25		4,550	5,092,173
CCO Holdings LLC(b):
5.13%, 05/01/27		1,249	1,292,215
5.88%, 05/01/27		275	286,949
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23		290	311,689
Series Y, 7.50%, 04/01/24		177	194,491
5.13%, 12/15/26(b)		805	802,988
4.00%, 02/15/27(b)		504	489,510
Deutsche Telekom International Finance BV, 4.25%, 07/13/22	EUR	7,135	8,658,677
Level 3 Financing, Inc., 5.25%, 03/15/26	USD	764	785,010
Orange SA:
0.50%, 01/15/22	EUR	3,400	3,842,781
0.75%, 09/11/23		8,000	9,132,743
Qualitytech LP, 4.75%, 11/15/25(b)	USD	475	484,742
Telecom Italia SpA, 5.30%, 05/30/24(b)		656	684,582
Telesat Canada, 4.88%, 06/01/27(b)		338	331,240
Telstra Corp. Ltd., 3.50%, 09/21/22	EUR	4,700	5,660,114
Verizon Communications, Inc.:
5.15%, 09/15/23	USD	22,029	25,084,961
3.50%, 11/01/24		9,240	10,227,293
3.38%, 02/15/25		7,400	8,233,552
Zayo Group Holdings, Inc., 4.00%, 03/01/27(b)		2,377	2,261,858

			109,261,526

Electric Utilities — 0.9%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(b)		390	363,553
Alliant Energy Finance LLC, 3.75%, 06/15/23(b)		8,085	8,672,683
Duke Energy Corp., 3.95%, 10/15/23		8,435	9,200,981
Enel Americas SA, 4.00%, 10/25/26		2,110	2,239,897

Security		Par (000)	Value

Electric Utilities (continued)
Enel Finance International NV, 0.00%, 06/17/24	EUR	7,930	$8,799,253
Enexis Holding NV, 3.38%, 01/26/22		2,200	2,597,584
ESB Finance DAC, 3.49%, 01/12/24		2,185	2,732,550
Exelon Corp., 2.45%, 04/15/21	USD	4,890	4,957,354
FirstEnergy Corp., Series A, 2.85%, 07/15/22		4,346	4,507,046
ITC Holdings Corp., 2.70%, 11/15/22		2,180	2,272,637
Kallpa Generacion SA, 4.88%, 05/24/26		441	466,220
NextEra Energy Capital Holdings, Inc., 2.75%, 05/01/25		5,870	6,353,118
NextEra Energy Operating Partners LP, 4.25%, 07/15/24(b)		345	348,881
NRG Energy, Inc., 6.63%, 01/15/27		549	573,019
RTE Reseau de Transport d’Electricite SADIR:
4.13%, 02/03/21	EUR	3,400	3,908,537
1.63%, 10/08/24		1,000	1,192,024
Vistra Operations Co. LLC, 5.63%, 02/15/27(b)	USD	491	503,938

			59,689,275

Electrical Equipment — 0.2%
Eaton Capital Unlimited Co., 0.02%, 05/14/21	EUR	4,595	5,146,850
Schneider Electric SE:
0.00%, 06/12/23		1,700	1,907,307
0.25%, 09/09/24		2,900	3,275,453
Sensata Technologies BV, 5.00%, 10/01/25(b)	USD	138	146,929

			10,476,539

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Technologies Holding GmbH, 0.75%, 05/04/26	EUR	2,645	2,965,714
CDW LLC:
5.50%, 12/01/24	USD	349	379,464
4.13%, 05/01/25		473	473,592

			3,818,770

Energy Equipment & Services — 0.0%
Archrock Partners LP, 6.88%, 04/01/27(b)		367	345,714
Halliburton Co., 3.80%, 11/15/25		398	429,889
USA Compression Partners LP, 6.88%, 04/01/26		421	406,791

			1,182,394

Entertainment — 0.0%
Live Nation Entertainment, Inc., 6.50%, 05/15/27(b)		426	438,780
Netflix, Inc., 5.88%, 02/15/25		971	1,072,955

			1,511,735

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.:
3.50%, 01/31/23		3,070	3,280,185
3.38%, 05/15/24		15,315	16,627,440
2.40%, 03/15/25		4,355	4,597,644
1.30%, 09/15/25		2,245	2,252,131
1.95%, 05/22/26	EUR	2,710	3,230,228
AvalonBay Communities, Inc., 2.30%, 03/01/30	USD	2,855	2,999,535
Crown Castle International Corp.:
5.25%, 01/15/23		20,000	22,255,177
3.20%, 09/01/24		3,205	3,477,844
1.35%, 07/15/25		9,485	9,552,592
Diversified Healthcare Trust, 9.75%, 06/15/25		218	234,078
Equinix, Inc.:
2.63%, 11/18/24		12,835	13,664,398
1.25%, 07/15/25		7,215	7,213,196
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		2,078	2,150,771
4.50%, 09/01/26		989	979,407

6

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Nationwide Health Properties, Inc., 6.59%, 07/07/38	USD	1,400	$1,634,950
SBA Communications Corp., 3.88%, 02/15/27(b)		1,280	1,275,200
Service Properties Trust, 7.50%, 09/15/25		140	147,495
Simon International Finance SCA, 1.38%, 11/18/22	EUR	1,535	1,726,961
VICI Properties LP(b):
3.50%, 02/15/25	USD	248	233,120
4.25%, 12/01/26		1,652	1,581,790
3.75%, 02/15/27		619	581,860

			99,696,002

Food & Staples Retailing — 0.0%
Albertsons Cos., Inc., 4.63%, 01/15/27(b)		1,155	1,155,000

Food Products — 0.5%
BRF GmbH, 4.35%, 09/29/26		510	492,150
Cargill, Inc., 1.38%, 07/23/23(b)		7,015	7,136,052
Darling Ingredients, Inc., 5.25%, 04/15/27(b)		212	217,889
General Mills, Inc., 0.45%, 01/15/26	EUR	1,420	1,569,900
Grupo Bimbo SAB de CV, 4.50%, 01/25/22	USD	1,990	2,084,764
JBS USA LUX SA, 5.75%, 06/15/25(b)		980	988,575
Kraft Heinz Foods Co.:
3.95%, 07/15/25		5,885	6,244,172
3.88%, 05/15/27(b)		1,509	1,576,888
Minerva Luxembourg SA, 6.50%, 09/20/26(b)		790	793,950
Mondelez International, Inc.:
2.13%, 04/13/23		4,850	5,023,302
1.50%, 05/04/25		5,530	5,640,830
Post Holdings, Inc., 5.00%, 08/15/26(b)		718	720,693

			32,489,165

Gas Utilities — 0.0%
Redexis Gas Finance BV, 1.88%, 05/28/25	EUR	900	1,043,592

Health Care Equipment & Supplies — 0.8%
Abbott Ireland Financing DAC:
0.88%, 09/27/23		4,445	5,106,551
0.10%, 11/19/24		3,290	3,673,960
Becton Dickinson and Co.:
2.89%, 06/06/22	USD	30,000	31,067,308
1.40%, 05/24/23	EUR	1,325	1,511,577
Medtronic Global Holdings SCA:
0.00%, 12/02/22		11,190	12,485,664
0.38%, 03/07/23		4,330	4,872,831

			58,717,891

Health Care Providers & Services — 1.7%
Anthem, Inc.:
3.13%, 05/15/22	USD	2,685	2,812,356
3.50%, 08/15/24		4,219	4,616,785
3.35%, 12/01/24		20,612	22,631,939
2.38%, 01/15/25		3,345	3,550,203
Centene Corp.(b):
5.38%, 06/01/26		852	883,234
5.38%, 08/15/26		1,874	1,949,354
Cigna Corp., 3.20%, 09/17/20		15,000	15,083,820
Community Health Systems, Inc.(b):
8.63%, 01/15/24		136	132,992
6.63%, 02/15/25		481	452,140
CVS Health Corp., 4.10%, 03/25/25		47,610	53,844,159
Express Scripts Holding Co., 2.60%, 11/30/20		8,700	8,778,130
HCA, Inc.:
5.38%, 02/01/25		1,357	1,453,686
5.38%, 09/01/26		1,074	1,169,318
LifePoint Health, Inc., 6.75%, 04/15/25(b)		210	216,825
MEDNAX, Inc., 6.25%, 01/15/27(b)		209	209,000
Molina Healthcare, Inc., 4.88%, 06/15/25(b)		218	219,090

Security		Par (000)	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp.:
4.63%, 07/15/24	USD	300	$293,937
4.63%, 09/01/24(b)		592	578,680
4.88%, 01/01/26(b)		1,296	1,261,980
Vizient, Inc., 6.25%, 05/15/27(b)		385	403,287

			120,540,915

Health Care Technology — 0.0%
IQVIA, Inc.(b):
5.00%, 10/15/26		200	205,740
5.00%, 05/15/27		464	475,455

			681,195

Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC(b):
5.75%, 04/15/25		838	879,900
5.00%, 10/15/25		1,978	1,966,350
Boyne USA, Inc., 7.25%, 05/01/25(b)		149	156,077
Cedar Fair LP, 5.50%, 05/01/25(b)		201	202,005
Churchill Downs, Inc., 5.50%, 04/01/27(b)		719	703,757
Colt Merger Sub, Inc.(b):
5.75%, 07/01/25		189	190,077
6.25%, 07/01/25		1,392	1,383,300
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		411	398,752
5.38%, 05/01/25(b)		690	690,000
5.13%, 05/01/26		696	692,959
Hilton Worldwide Finance LLC, 4.88%, 04/01/27		242	236,253
KFC Holding Co., 5.25%, 06/01/26(b)		191	195,775
Marriott International, Inc., 2.88%, 03/01/21		22,674	22,787,223
Sabre GLBL, Inc., 9.25%, 04/15/25(b)		187	197,051
Scientific Games International, Inc., 5.00%, 10/15/25(b)		327	301,906
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)		392	405,230
Starbucks Corp., 1.30%, 05/07/22		3,785	3,838,852
Wynn Las Vegas LLC, 5.25%, 05/15/27(b)		204	176,358
Wynn Resorts Finance LLC, 7.75%, 04/15/25(b)		372	374,678
Yum! Brands, Inc., 7.75%, 04/01/25(b)		745	803,669

			36,580,172

Household Durables — 0.0%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)		93	96,692
Lennar Corp., 5.25%, 06/01/26		891	962,280
Meritage Homes Corp., 5.13%, 06/06/27		110	113,300
Picasso Finance Sub, Inc., 6.13%, 06/15/25(b)		333	340,493
PulteGroup, Inc., 5.00%, 01/15/27		370	395,900
TRI Pointe Group, Inc., 5.25%, 06/01/27		226	224,870

			2,133,535

Household Products — 0.0%
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(b)		605	612,562

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp.:
5.75%, 01/15/25		1,453	1,467,225
5.25%, 06/01/26(b)		889	897,632
Clearway Energy Operating LLC, 5.75%, 10/15/25		406	419,195
Colbun SA, 3.15%, 03/06/30(b)		295	296,383
Pattern Energy Group, Inc., 5.88%, 02/01/24(b)		255	256,275

			3,336,710

Industrial Conglomerates — 0.1%
Grupo KUO SAB de CV, 5.75%, 07/07/27(b)		560	512,687
Honeywell International, Inc., 1.30%, 02/22/23	EUR	6,450	7,442,160

			7,954,847

7

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance — 0.4%
Allianz Finance II BV:
0.25%, 06/06/23	EUR	5,800	$6,571,531
0.00%, 01/14/25		1,200	1,348,826
American International Group, Inc., 3.38%, 08/15/20	USD	3,952	3,965,413
Marsh & McLennan Cos., Inc., 3.50%, 03/10/25		10,479	11,595,842
Pricoa Global Funding I, 2.45%, 09/21/22(b)		4,090	4,255,262
Willis Towers Watson plc, 5.75%, 03/15/21		2,206	2,276,463

			30,013,337

Interactive Media & Services — 0.2%
Baidu, Inc., 2.88%, 07/06/22		8,205	8,411,766
Tencent Holdings Ltd., 2.39%, 06/03/30(b)		2,042	2,056,677

			10,468,443

IT Services — 0.3%
Amadeus IT Group SA, 2.50%, 05/20/24	EUR	4,400	5,105,692
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)	USD	282	286,230
Capgemini SE, 0.63%, 06/23/25	EUR	2,400	2,693,466
Fiserv, Inc., 2.75%, 07/01/24	USD	6,871	7,326,650
Global Payments, Inc., 3.75%, 06/01/23		4,640	4,998,052
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		262	256,105
Tempo Acquisition LLC, 5.75%, 06/01/25(b)		200	205,000

			20,871,195

Leisure Products — 0.0%
Mattel, Inc., 6.75%, 12/31/25(b)		244	253,150

Machinery — 0.2%
Atlas Copco AB, 2.50%, 02/28/23	EUR	5,700	6,812,235
Colfax Corp., 6.38%, 02/15/26(b)	USD	419	437,855
EnPro Industries, Inc., 5.75%, 10/15/26		156	156,000
Mueller Water Products, Inc., 5.50%, 06/15/26(b)		476	492,660
Parker-Hannifin Corp., 2.70%, 06/14/24		2,115	2,251,443
RBS Global, Inc., 4.88%, 12/15/25(b)		303	304,515
SPX FLOW, Inc., 5.63%, 08/15/24(b)		371	379,348
Stevens Holding Co., Inc., 6.13%, 10/01/26(b)		220	229,900
Terex Corp., 5.63%, 02/01/25(b)		411	374,010

			11,437,966

Media — 1.0%
Altice Financing SA, 7.50%, 05/15/26(b)		1,555	1,628,863
Cable Onda SA, 4.50%, 01/30/30(b)		590	599,735
Charter Communications Operating LLC:
4.46%, 07/23/22		9,000	9,599,339
4.50%, 02/01/24		12,280	13,586,742
4.91%, 07/23/25		9,000	10,314,748
Cox Communications, Inc., 3.15%, 08/15/24(b)		7,755	8,344,117
CSC Holdings LLC:
5.25%, 06/01/24		1,594	1,677,685
5.50%, 05/15/26(b)		670	687,668
DISH DBS Corp.:
5.88%, 07/15/22		656	667,021
7.75%, 07/01/26		269	285,140
GCI LLC, 6.63%, 06/15/24(b)		47	49,184
Interpublic Group of Cos., Inc. (The):
3.50%, 10/01/20		4,490	4,519,749
3.75%, 10/01/21		1,545	1,601,809
MMS USA Investments, Inc., 0.63%, 06/13/25	EUR	3,300	3,541,685
RELX Finance BV, 0.00%, 03/18/24		1,620	1,794,589
Sirius XM Radio, Inc.(b):
4.63%, 07/15/24	USD	1,040	1,066,000
5.38%, 07/15/26		467	482,290
Sky Ltd., 1.50%, 09/15/21	EUR	2,040	2,326,525
Univision Communications, Inc., 6.63%, 06/01/27(b)	USD	374	357,170
ViacomCBS, Inc., 3.88%, 04/01/24		3,860	4,153,457
Videotron Ltd., 5.13%, 04/15/27(b)		341	353,832

Security		Par (000)	Value

Media (continued)
WPP Finance 2013, 3.00%, 11/20/23	EUR	1,610	$1,923,877
Ziggo Bond Co. BV, 6.00%, 01/15/27(b)	USD	165	167,475
Ziggo BV, 5.50%, 01/15/27(b)		1,540	1,559,342

			71,288,042

Metals & Mining — 0.2%
Anglo American Capital plc, 4.13%, 04/15/21(b)		2,221	2,258,448
Arconic Corp., 6.00%, 05/15/25(b)		229	236,729
Constellium SE(b):
5.75%, 05/15/24		275	275,000
6.63%, 03/01/25		250	252,818
5.88%, 02/15/26		1,451	1,454,874
Freeport-McMoRan, Inc.:
3.88%, 03/15/23		2,448	2,448,000
4.55%, 11/14/24		692	703,245
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(b)		1,260	1,352,137
Kaiser Aluminum Corp., 6.50%, 05/01/25(b)		236	243,965
Nexa Resources SA, 5.38%, 05/04/27(b)		2,226	2,151,151
Novelis Corp., 5.88%, 09/30/26(b)		1,871	1,868,661
Nucor Corp., 2.00%, 06/01/25		1,245	1,289,275
Steel Dynamics, Inc., 2.40%, 06/15/25		765	787,873
United States Steel Corp., 12.00%, 06/01/25(b)		251	257,275
Usiminas International SARL, 5.88%, 07/18/26(b)		510	464,737
Vale Overseas Ltd., 6.25%, 08/10/26		790	928,744

			16,972,932

Multiline Retail — 0.0%
Macy’s, Inc., 8.38%, 06/15/25(b)		306	304,620

Multi-Utilities — 0.6%
CenterPoint Energy, Inc., 2.50%, 09/01/22		5,150	5,329,902
Dominion Energy, Inc.(a):
2.58%, 07/01/20		2,525	2,525,000
2.72%, 08/15/21		10,910	11,149,761
E.ON SE, 0.00%, 10/24/22	EUR	5,720	6,396,563
Engie SA, 0.38%, 02/28/23		3,600	4,069,515
innogy Finance BV, 0.75%, 11/30/22		1,150	1,305,413
National Grid Electricity Transmission plc, 0.19%, 01/20/25		1,490	1,676,670
Sempra Energy, (LIBOR USD 3 Month + 0.50%), 1.72%, 01/15/21(c)	USD	6,185	6,186,058
Veolia Environnement SA, 0.67%, 03/30/22	EUR	5,400	6,103,363

			44,742,245

Oil, Gas & Consumable Fuels — 3.5%
Apache Corp., 3.63%, 02/01/21	USD	497	492,082
BP Capital Markets plc:
1.53%, 09/26/22	EUR	6,405	7,402,543
1.11%, 02/16/23		3,995	4,589,838
Cenovus Energy, Inc., 3.00%, 08/15/22	USD	59	57,374
Cheniere Energy Partners LP, 5.63%, 10/01/26		355	353,225
Concho Resources, Inc., 4.38%, 01/15/25		8,530	8,803,725
Continental Resources, Inc., 5.00%, 09/15/22		215	211,238
CrownRock LP, 5.63%, 10/15/25(b)		1,199	1,074,604
DCP Midstream Operating LP, 5.38%, 07/15/25		680	674,900
Diamondback Energy, Inc., 2.88%, 12/01/24		8,710	8,715,034
Endeavor Energy Resources LP(b):
6.63%, 07/15/25		294	296,299
5.50%, 01/30/26		805	770,788
Energy Transfer Operating LP:
3.60%, 02/01/23		2,900	3,000,132
4.25%, 03/15/23		35,795	37,813,393
5.88%, 01/15/24		10,825	12,051,503
4.50%, 04/15/24		1,433	1,553,527
Enterprise Products Operating LLC, 2.85%, 04/15/21		5,800	5,891,731

8

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EQM Midstream Partners LP(b):
6.00%, 07/01/25	USD	142	$143,835
6.50%, 07/01/27		125	128,027
Exxon Mobil Corp.:
1.57%, 04/15/23		27,479	28,202,132
0.14%, 06/26/24	EUR	8,510	9,550,277
Geopark Ltd., 5.50%, 01/17/27(b)	USD	520	448,012
GNL Quintero SA, 4.63%, 07/31/29		2,750	2,942,500
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24		1,530	1,683,750
Kinder Morgan, Inc.:
5.00%, 02/15/21(b)		7,000	7,150,463
3.15%, 01/15/23		13,475	14,113,970
Marathon Petroleum Corp., 4.50%, 05/01/23		9,540	10,281,344
MEG Energy Corp., 6.50%, 01/15/25(b)		99	92,379
MPLX LP:
(LIBOR USD 3 Month + 0.90%), 1.21%, 09/09/21(c)		8,130	8,065,551
6.25%, 10/15/22		2,658	2,688,602
3.50%, 12/01/22		4,885	5,089,479
Newfield Exploration Co., 5.63%, 07/01/24		9,278	8,865,577
Occidental Petroleum Corp.:
Series 1, 4.10%, 02/01/21		299	300,196
2.60%, 08/13/21		2,285	2,233,108
2.90%, 08/15/24		3,015	2,576,257
Ovintiv, Inc., 3.90%, 11/15/21		4,850	4,837,998
Parsley Energy LLC(b):
5.38%, 01/15/25		417	405,657
5.25%, 08/15/25		111	106,599
PBF Holding Co. LLC, 9.25%, 05/15/25(b)		414	441,945
Petrobras Global Finance BV:
4.38%, 05/20/23		760	770,213
5.30%, 01/27/25		3,970	4,115,153
7.38%, 01/17/27		510	567,375
Range Resources Corp., 5.00%, 08/15/22		200	182,000
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24		2,747	3,093,533
Sinopec Group Overseas Development 2018 Ltd.(b):
2.15%, 05/13/25		510	524,571
2.70%, 05/13/30		410	422,435
Southwestern Energy Co.:
4.10%, 03/15/22		179	170,874
6.20%, 01/23/25(a)		61	52,231
Spectra Energy Partners LP, 4.75%, 03/15/24.		1,710	1,909,915
Sunoco LP:
4.88%, 01/15/23		42	41,370
6.00%, 04/15/27		54	53,460
Targa Resources Partners LP:
4.25%, 11/15/23		1,048	1,000,840
5.88%, 04/15/26		492	487,080
TerraForm Power Operating LLC, 4.25%, 01/31/23(b)		641	649,013
Total Capital International SA, 0.25%, 07/12/23	EUR	4,400	4,964,657
TransCanada PipeLines Ltd., 3.75%, 10/16/23	USD	1,580	1,706,176
Western Midstream Operating LP, 3.95%, 06/01/25		318	297,877
Williams Cos., Inc. (The):
4.00%, 11/15/21		4,650	4,802,002
3.60%, 03/15/22		7,040	7,316,038
3.70%, 01/15/23		7,000	7,400,825
WPX Energy, Inc.:
8.25%, 08/01/23		86	95,460
5.75%, 06/01/26		106	102,820

			244,825,512

Security		Par (000)	Value

Paper & Forest Products — 0.1%
Georgia-Pacific LLC, 1.75%, 09/30/25(b)	USD	7,495	$7,732,076
Suzano Austria GmbH, 5.75%, 07/14/26		510	557,972

			8,290,048

Pharmaceuticals — 0.6%
Bausch Health Americas, Inc., 8.50%, 01/31/27(b)		651	690,874
Bausch Health Cos., Inc.(b):
6.13%, 04/15/25		559	566,977
5.50%, 11/01/25		387	396,675
9.00%, 12/15/25		1,468	1,581,344
Bristol-Myers Squibb Co., 2.75%, 02/15/23(b)		3,030	3,194,674
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(b)		442	448,718
Merck Financial Services GmbH, 0.01%, 12/15/23	EUR	4,500	5,032,179
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)	USD	604	619,825
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23		4,600	4,875,184
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23		15,984	17,764,951
Upjohn Finance BV, 0.82%, 06/23/22	EUR	5,090	5,751,783

			40,923,184

Professional Services — 0.0%(b)
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26	USD	1,466	1,545,252
Jaguar Holding Co. II/PPD Development LP, 4.63%, 06/15/25		1,165	1,185,620

			2,730,872

Real Estate Management & Development — 0.2%
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)		396	368,518
Unique Pub Finance Co. plc (The), Series M, 7.40%, 03/28/24(a)	GBP	4,920	6,320,237
Vonovia Finance BV, 0.13%, 04/06/23	EUR	4,100	4,572,366

			11,261,121

Road & Rail — 0.7%
Penske Truck Leasing Co. LP(b):
3.30%, 04/01/21	USD	7,930	8,039,588
3.38%, 02/01/22		14,259	14,627,285
4.25%, 01/17/23		3,235	3,441,118
2.70%, 03/14/23		11,114	11,374,666
2.70%, 11/01/24		3,595	3,698,614
Rumo Luxembourg SARL, 5.88%, 01/18/25(b)		850	896,750
Ryder System, Inc.:
2.88%, 09/01/20		2,250	2,252,932
3.75%, 06/09/23		4,735	5,052,747
Uber Technologies, Inc., 7.50%, 05/15/25(b)		289	291,168

			49,674,868

Semiconductors & Semiconductor Equipment — 2.0%
Broadcom Corp., 3.63%, 01/15/24		10,800	11,610,000
Broadcom, Inc.(b):
3.13%, 04/15/21		8,380	8,518,071
3.63%, 10/15/24		4,400	4,779,141
4.70%, 04/15/25		25,555	28,794,719
Entegris, Inc., 4.63%, 02/10/26(b)		237	240,555
Lam Research Corp., 3.75%, 03/15/26		21,945	25,086,225
Microchip Technology, Inc., 4.25%, 09/01/25(b)		977	983,217
NXP BV(b):
4.13%, 06/01/21		18,800	19,360,893
4.63%, 06/15/22		3,820	4,069,489
3.88%, 09/01/22		24,804	26,221,190
2.70%, 05/01/25		650	681,384
3.88%, 06/18/26		6,000	6,714,045
Qorvo, Inc., 5.50%, 07/15/26		585	608,400

9

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc., 3.00%, 05/20/22	USD	550	$574,716

			138,242,045

Software — 0.6%
Amadeus Capital Markets SAU, 1.63%, 11/17/21	EUR	3,100	3,509,048
Boxer Parent Co., Inc., 7.13%, 10/02/25(b)	USD	1,596	1,673,406
CA, Inc., 3.60%, 08/15/22		3,655	3,750,251
Camelot Finance SA, 4.50%, 11/01/26(b)		327	327,000
CDK Global, Inc., 4.88%, 06/01/27		724	742,788
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		438	432,525
Dassault Systemes SE, 0.00%, 09/16/22	EUR	4,600	5,156,224
Nuance Communications, Inc., 5.63%, 12/15/26	USD	542	563,680
Oracle Corp.:
2.63%, 02/15/23		3,592	3,777,834
2.50%, 04/01/25		17,845	19,112,390
PTC, Inc., 3.63%, 02/15/25(b)		338	335,465

			39,380,611

Specialty Retail — 0.3%
L Brands, Inc., 6.88%, 07/01/25(b)		167	172,428
Lowe’s Cos., Inc., 4.00%, 04/15/25		16,000	18,233,312
PetSmart, Inc., 5.88%, 06/01/25(b)		1,178	1,180,209

			19,585,949

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc., 1.13%, 05/11/25		7,900	8,066,638
Dell International LLC(b):
4.42%, 06/15/21		12,785	13,142,333
5.45%, 06/15/23		24,275	26,552,293
5.85%, 07/15/25		2,995	3,441,853
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(a)		8,000	8,050,240
NCR Corp., 8.13%, 04/15/25(b)		374	396,440
Western Digital Corp., 4.75%, 02/15/26		258	266,630
Xerox Corp., 3.50%, 08/20/20		8,620	8,628,017

			68,544,444

Textiles, Apparel & Luxury Goods — 0.2%
LVMH Moet Hennessy Louis Vuitton SE:
0.38%, 05/26/22	EUR	500	564,498
0.13%, 02/28/23		3,200	3,597,913
0.00%, 02/11/24		4,000	4,466,314
0.00%, 02/11/26		4,700	5,205,099
William Carter Co. (The), 5.63%, 03/15/27(b)	USD	153	157,590

			13,991,414

Thrifts & Mortgage Finance — 0.0%
Ladder Capital Finance Holdings LLLP, 4.25%, 02/01/27(b)		188	150,400

Tobacco — 1.6%
Altria Group, Inc.:
3.49%, 02/14/22		9,870	10,299,189
2.85%, 08/09/22		24,580	25,608,628
3.80%, 02/14/24		27,704	30,290,978
BAT Capital Corp.:
3.22%, 08/15/24		2,900	3,105,859
2.79%, 09/06/24		28,600	30,137,260
BAT International Finance plc:
3.25%, 06/07/22(b)		545	567,677
0.88%, 10/13/23	EUR	2,124	2,396,919
Philip Morris International, Inc.:
1.50%, 05/01/25	USD	7,000	7,165,979
2.88%, 03/03/26	EUR	1,080	1,349,514
0.13%, 08/03/26		730	782,943

			111,704,946

Security		Par (000)	Value

Trading Companies & Distributors — 0.6%
Air Lease Corp.:
2.50%, 03/01/21	USD	20,000	$20,002,855
2.63%, 07/01/22		8,375	8,303,444
3.88%, 07/03/23		4,500	4,580,012
HD Supply, Inc., 5.38%, 10/15/26(b)		2,392	2,442,830
International Lease Finance Corp., 4.63%, 04/15/21		5,702	5,763,121
United Rentals North America, Inc., 4.63%, 10/15/25		281	282,405
WESCO Distribution, Inc., 7.13%, 06/15/25(b)		1,123	1,182,665

			42,557,332

Transportation Infrastructure — 0.0%
Autoroutes du Sud de la France SA, 2.95%, 01/17/24	EUR	2,500	3,064,228

Wireless Telecommunication Services — 0.6%
Connect Finco SARL, 6.75%, 10/01/26(b)	USD	1,337	1,266,808
Hughes Satellite Systems Corp., 5.25%, 08/01/26		267	276,132
Millicom International Cellular SA, 5.13%, 01/15/28(b)		1,640	1,644,100
Sprint Corp.:
7.88%, 09/15/23		506	569,882
7.63%, 02/15/25		207	238,826
7.63%, 03/01/26		298	351,751
Sprint Spectrum Co. LLC(b):
3.36%, 09/20/21(a)		983	994,783
4.74%, 03/20/25		8,110	8,801,134
T-Mobile USA, Inc.:
3.50%, 04/15/25(b)		21,545	23,449,362
4.50%, 02/01/26		286	289,421
VEON Holdings BV, 4.00%, 04/09/25(b)		1,995	2,062,331

			39,944,530

Total Corporate Bonds — 43.5% (Cost: $2,990,240,799)			3,056,796,349

Foreign Agency Obligations — 0.4%

Bahrain — 0.0%
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25		587	653,038
CBB International Sukuk Programme Co. SPC, 6.25%, 11/14/24(b)		202	213,867

			866,905

Brazil — 0.0%
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(b)		1,000	977,500

Chile — 0.1%(b)
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30		655	704,616
Empresa Nacional del Petroleo, 5.25%, 08/10/20		6,150	6,157,688

			6,862,304

Colombia — 0.0%
Ecopetrol SA, 5.38%, 06/26/26		2,070	2,176,191

Indonesia — 0.0%
Pertamina Persero PT, 4.30%, 05/20/23		1,988	2,094,855

Mexico — 0.1%
Petroleos Mexicanos:
6.88%, 08/04/26		1,720	1,624,970
6.84%, 01/23/30(b)		1,570	1,375,467

10

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mexico (continued)
5.95%, 01/28/31(b)	USD	5,370	$4,411,992

			7,412,429

Panama — 0.1%
AES Panama SRL, 6.00%, 06/25/22(b)		2,430	2,440,631

Saudi Arabia — 0.1%
Saudi Arabian Oil Co.(b):
2.88%, 04/16/24		3,245	3,371,555
3.50%, 04/16/29		920	993,025

			4,364,580

Total Foreign Agency Obligations — 0.4% (Cost: $28,846,729)			27,195,395

Foreign Government Obligations — 1.6%

Bahrain — 0.0%
Kingdom of Bahrain, 7.00%, 01/26/26		1,403	1,559,961

Brazil — 0.1%
Federative Republic of Brazil:
4.88%, 01/22/21		2,440	2,497,187
4.63%, 01/13/28		1,940	2,037,000

			4,534,187

Chile — 0.1%
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/31(b)		505	549,187
Republic of Chile:
2.25%, 10/30/22		950	983,547
3.13%, 03/27/25		2,214	2,392,227
3.13%, 01/21/26		1,380	1,512,825
3.24%, 02/06/28		4,150	4,562,406

			10,000,192

Colombia — 0.2%
Republic of Colombia:
4.00%, 02/26/24		384	404,640
8.13%, 05/21/24		3,010	3,612,941
4.50%, 01/28/26		3,760	4,094,875
3.88%, 04/25/27		2,510	2,659,816
4.50%, 03/15/29		1,720	1,882,325
4.13%, 05/15/51		510	513,187

			13,167,784

Croatia — 0.0%
Republic of Croatia, 6.63%, 07/14/20		2,160	2,162,160

Dominican Republic — 0.1%
Dominican Republic Government Bond:
5.50%, 01/27/25		3,599	3,637,239
6.88%, 01/29/26		1,010	1,058,922

			4,696,161

Egypt — 0.1%
Arab Republic of Egypt:
6.13%, 01/31/22		500	512,031
5.58%, 02/21/23(b)		1,160	1,185,012
5.75%, 05/29/24(b)		935	939,091
4.75%, 04/11/25(b)	EUR	290	315,430
5.88%, 06/11/25	USD	989	997,654
7.60%, 03/01/29		1,168	1,189,170
6.38%, 04/11/31(b)	EUR	1,250	1,299,047

			6,437,435

Security		Par (000)	Value

Indonesia — 0.1%
Republic of Indonesia:
3.75%, 04/25/22	USD	1,290	$1,340,391
4.75%, 01/08/26		2,010	2,266,903
0.90%, 02/14/27	EUR	1,850	1,973,252
3.50%, 01/11/28	USD	1,600	1,703,000
4.10%, 04/24/28		1,190	1,319,784
4.75%, 02/11/29		450	520,552

			9,123,882

Israel — 0.0%
State of Israel Government Bond, 2.75%, 07/03/30		990	1,088,691

Mexico — 0.1%
United Mexican States:
4.13%, 01/21/26		1,460	1,576,800
4.50%, 04/22/29		1,997	2,163,625

			3,740,425

Panama — 0.1%
Republic of Panama:
4.00%, 09/22/24		2,840	3,093,825
3.88%, 03/17/28		2,560	2,876,800

			5,970,625

Paraguay — 0.1%
Republic of Paraguay, 4.95%, 04/28/31(b)		4,368	4,848,480

Peru — 0.1%
Republic of Peru, 2.39%, 01/23/26		5,229	5,431,624

Philippines — 0.1%
Republic of Philippines:
4.20%, 01/21/24		3,670	3,993,419
5.50%, 03/30/26		2,540	3,049,587

			7,043,006

Poland — 0.0%
Republic of Poland, 3.25%, 04/06/26		1,990	2,235,019

Qatar — 0.1%
State of Qatar:
3.40%, 04/16/25(b)		1,290	1,406,100
4.50%, 04/23/28		3,055	3,601,081
4.00%, 03/14/29(b)		3,740	4,301,000

			9,308,181

Russia — 0.2%
Russian Federation:
4.75%, 05/27/26		4,200	4,779,600
4.25%, 06/23/27		5,400	6,026,400

			10,806,000

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia:
4.00%, 04/17/25		2,050	2,272,425
3.25%, 10/26/26		854	922,320
3.63%, 03/04/28		600	659,625
4.38%, 04/16/29(b)		2,180	2,539,019

			6,393,389

Ukraine — 0.0%
Ukraine Government Bond:
8.99%, 02/01/24		930	999,750
7.75%, 09/01/24		953	993,502

			1,993,252

11

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%, 10/27/27	USD 1,684	$1,927,122

Total Foreign Government Obligations — 1.6% (Cost: $111,009,720)		112,467,576

	Shares

Investment Companies — 2.3%
iShares Short Maturity Bond ETF*	3,180,000	159,031,800

Total Investment Companies — 2.3% (Cost: $159,438,280)		159,031,800

	Par (000)

Municipal Bonds — 0.2%
South Carolina Public Service Authority:
Series 2016D, RB, 2.39%, 12/01/23	8,975	9,192,105
Series 2012E, RB, 3.72%, 12/01/23	6,833	7,297,849

Total Municipal Bonds — 0.2% (Cost: $15,387,468)		16,489,954

Non-Agency Mortgage-Backed Securities — 15.8%

Collateralized Mortgage Obligations — 2.4%
Banc of America Mortgage Trust, Series 2003-J, Class 2A1, 4.03%, 11/25/33(e)	252	236,252
Bear Stearns ARM Trust, Series 2004-5, Class 2A, 3.53%, 07/25/34(e)	376	364,256
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.66%, 12/25/35(b)(e)*	19	17,297
Chase Home Lending Mortgage Trust(b)(e)
Series 2019-ATR2, Class A11, 1.08%, 07/25/49	3,286	3,262,692
Series 2019-ATR2, Class A3, 3.50%, 07/25/49	7,033	7,203,657
CHL Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.72%, 02/25/35(e)	332	303,234
Series 2005-17, Class 1A6, 5.50%, 09/25/35	578	569,007
Series 2005-HYB8, Class 2A1, 3.50%, 12/20/35(e)	835	739,427
CMF plc(e):
Series 2020-1, Class B, 1.07%, 01/16/57	GBP 220	260,494
Series 2020-1, Class C, 1.32%, 01/16/57	105	122,250
CSMC Trust, Series 2019-RP10, Class A1, 3.14%, 12/26/59(b)(e)	USD 3,926	4,022,528
Finsbury Square plc, Series 2020-1A, Class C, 1.57%, 03/16/70(b)(e)	GBP 225	265,806
Gosforth Funding plc, Series 2018-1A, Class A1, 0.81%, 08/25/60(b)(e)	USD 7,511	7,295,394
JPMorgan Mortgage Trust(b)(e):
Series 2016-2, Class A1, 2.72%, 06/25/46	10,132	10,421,576
Series 2017-1, Class A4, 3.50%, 01/25/47	8,650	8,778,784
Series 2017-3, Class 1A6, 3.00%, 08/25/47	5,400	5,470,356
Series 2017-6, Class A6, 3.00%, 12/25/48	3,972	4,018,085
Series 2020-LTV1, Class A11, 1.17%, 06/25/50	10,783	10,715,677
Lanark Master Issuer plc, Series 2019-1A, Class 1A1, 1.13%, 12/22/69(b)(e)	7,281	7,292,143
MortgageIT Trust, Series 2004-1, Class A1, 0.96%, 11/25/34(e)	789	778,407
National RMBS Trust, Series 2012-2, Class A1, 1.19%, 06/20/44(e)	AUD 810	560,193

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
New Residential Mortgage Loan Trust(b)(e):
Series 2016-3A, Class A1B, 3.25%, 09/25/56	USD 2,383	$2,497,937
Series 2018-1A, Class A1A, 4.00%, 12/25/57	8,084	8,565,670
Series 2020-1A, Class A1B, 3.50%, 10/25/59	19,347	20,440,640
Permanent Master Issuer plc, Series 2018-1A, Class 1A1, 1.60%, 07/15/58(b)(e)	8,320	8,316,687
RCO V Mortgage LLC, Series 2019-1, Class A1, 3.72%, 05/24/24(a)(b)	8,442	8,459,980
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57	9,246	10,001,760
Series 2019-4, Class MA, 3.00%, 02/25/59	21,277	22,641,791
Sequoia Mortgage Trust(b)(e):
Series 2017-CH1, Class A2, 3.50%, 08/25/47	5,794	5,925,308
Series 2017-CH2, Class A10, 4.00%, 12/25/47	2,321	2,353,248
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, 0.48%, 09/25/34(e)	764	692,941
TORRENS Trust, Series 2013-1, Class A, 1.04%, 04/12/44(e)	AUD 4,532	3,118,040
Walsh Acceptance, Series 1997-2, Class A, 2.19%, 03/01/27(b)(e)	USD 3	1,700
Wells Fargo Mortgage Backed Securities Trust, Series 2019-4, Class A2, 3.00%, 09/25/49(b)(e)	4,927	5,100,024

		170,813,241

Commercial Mortgage-Backed Securities — 13.4%
280 Park Avenue Mortgage Trust, Series 2017- 280P, Class D, 1.72%, 09/15/34(b)(e)	6,910	6,671,322
AOA Mortgage Trust, Series 2015-1177, Class D, 3.11%, 12/13/29(b)(e)	4,855	4,811,733
BAMLL Commercial Mortgage Securities Trust(b):
Series 2012-PARK, Class A, 2.96%, 12/10/30	4,175	4,370,241
Series 2017-SCH, Class AF, 1.18%, 11/15/33(e)	3,270	3,071,005
Series 2018-DSNY, Class A, 1.03%, 09/15/34(e)	12,495	11,899,487
BAMLL Trust, Series 2011-FSHN, Class D, 5.62%, 07/11/33(b)	11,600	11,330,101
BANK:
Series 2018-BN14, Class A2, 4.13%, 09/15/60	6,000	6,503,809
Series 2019-BN16, Class A2, 3.93%, 02/15/52	12,200	13,138,512
Series 2019-BN18, Class A2, 3.47%, 05/15/62	15,479	16,711,193
BBCMS Trust, Series 2013-TYSN, Class E, 3.71%, 09/05/32(b)	3,765	3,719,116
Bear Stearns Commercial Mortgage Securities Trust(e):
Series 2005-PW10, Class AJ, 5.78%, 12/11/40	8,636	8,626,133
Series 2005-PW10, Class B, 5.79%, 12/11/40	13,697	13,694,585
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.02%, 03/15/52	10,000	11,726,065
BX Commercial Mortgage Trust(b)(e):
Series 2018-IND, Class A, 0.93%, 11/15/35	3,209	3,177,256
Series 2019-XL, Class A, 1.10%, 10/15/36	25,286	25,093,166

12

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-XL, Class D, 1.63%, 10/15/36	USD17,704	$17,260,452
Series 2020-BXLP, Class A, 0.98%, 12/15/36	21,726	21,506,394
Series 2020-BXLP, Class F, 2.18%, 12/15/36	5,053	4,800,046
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/09/41(b)	8,980	9,355,005
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class ASB, 3.09%, 05/10/58	4,741	4,975,236
Series 2018-TAN, Class A, 4.24%, 02/15/33(b)	15,000	15,579,335
Series 2018-TAN, Class B, 4.69%, 02/15/33(b)	12,905	12,883,194
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 0.97%, 07/15/32(b)(e)	5,426	5,385,959
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, 3.02%, 09/10/45	14,342	14,596,220
Series 2013-375P, Class A, 3.25%, 05/10/35(b)	9,460	9,854,633
Series 2013-GC11, Class A3, 2.82%, 04/10/46	26,424	27,253,447
Series 2015-GC31, Class A4, 3.76%, 06/10/48	9,000	9,895,367
Series 2016-P3, Class A2, 2.74%, 04/15/49	7,406	7,432,034
Series 2016-P4, Class A4, 2.90%, 07/10/49	14,575	15,570,551
Commercial Mortgage Trust:
Series 2012-CR1, Class A3, 3.39%, 05/15/45	9,571	9,774,978
Series 2012-CR3, Class A3, 2.82%, 10/15/45	7,746	7,874,791
Series 2013-CR10, Class ASB, 3.80%, 08/10/46	2,125	2,210,549
Series 2013-CR12, Class A4, 4.05%, 10/10/46	15,633	16,828,723
Series 2013-CR13, Class A4, 4.19%, 11/10/46(e)	4,515	4,916,196
Series 2014-CR21, Class A3, 3.53%, 12/10/47	15,252	16,393,091
Series 2014-UBS3, Class ASB, 3.37%, 06/10/47	15,806	16,333,640
Series 2014-UBS5, Class ASB, 3.55%, 09/10/47	6,151	6,391,696
Series 2014-UBS6, Class ASB, 3.39%, 12/10/47	1,623	1,693,956
Series 2015-CR22, Class A3, 3.21%, 03/10/48	28,180	28,872,041
Series 2015-CR23, Class A2, 2.85%, 05/10/48	3,974	3,972,609
Series 2015-CR24, Class ASB, 3.45%, 08/10/48	7,580	7,940,828
Series 2015-LC21, Class ASB, 3.42%, 07/10/48	9,597	10,066,169
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class A4, 3.51%, 04/15/50	6,563	7,075,424
Series 2015-C1, Class ASB, 3.35%, 04/15/50	12,750	13,247,906
Exantas Capital Corp. Ltd., Series 2018-RSO6, Class A, 1.02%, 06/15/35(b)(e)	522	516,006
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.40%, 12/13/28(b)	8,141	8,213,472
GS Mortgage Securities Corp. II, Series 2013- GC10, Class A4, 2.68%, 02/10/46	3,644	3,734,163
GS Mortgage Securities Corp. Trust(b):
Series 2012-ALOH, Class A, 3.55%, 04/10/34	17,000	17,196,384

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-SOHO, Class A, 1.08%, 06/15/36(e)	USD12,154	$11,850,911
Series 2019-SOHO, Class C, 1.48%, 06/15/36(e)	8,815	8,309,412
GS Mortgage Securities Trust:
Series 2011-GC5, Class AS, 5.21%, 08/10/44(b)(e)	8,891	9,093,557
Series 2012-GC6, Class A3, 3.48%, 01/10/45	11,008	11,239,876
Series 2013-GC13, Class AAB, 3.72%, 07/10/46(e)	4,773	4,926,594
Series 2013-GC14, Class A3, 3.53%, 08/10/46	533	532,896
Series 2014-GC24, Class AAB, 3.65%, 09/10/47	8,076	8,402,025
Series 2015-GS1, Class A3, 3.73%, 11/10/48	5,900	6,524,587
Series 2019-GC38, Class A2, 3.87%, 02/10/52	8,134	8,764,528
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 1.33%, 05/15/38(b)(e)	9,675	9,324,628
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB, 3.66%, 09/15/47	5,724	5,981,477
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A3, 3.11%, 07/15/50	17,260	18,102,557
JPMorgan Chase Commercial Mortgage Securities Trust(b):
Series 2012-HSBC, Class A, 3.09%, 07/05/32	15,812	16,132,052
Series 2012-HSBC, Class D, 4.67%, 07/05/32(e)	6,490	6,452,160
Series 2018-WPT, Class AFX, 4.25%, 07/05/33	7,070	7,491,716
Series 2019-BKWD, Class A, 1.18%, 09/15/29(e)	1,864	1,807,989
KNDL Mortgage Trust(b)(e):
Series 2019-KNSQ, Class A, 0.98%, 05/15/36	9,012	8,820,464
Series 2019-KNSQ, Class D, 1.53%, 05/15/36	2,972	2,864,075
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class A4, 4.04%, 11/15/46	11,900	12,687,361
Series 2013-C9, Class AAB, 2.66%, 05/15/46	3,389	3,439,642
Series 2014-C15, Class A4, 4.05%, 04/15/47	9,800	10,630,050
Series 2014-C18, Class ASB, 3.62%, 10/15/47	8,690	9,063,834
Series 2014-C19, Class ASB, 3.33%, 12/15/47	7,181	7,457,403
Series 2016-C30, Class ASB, 2.73%, 09/15/49	14,735	15,359,222
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.21%, 06/11/42(e)	4,427	4,436,665
Series 2012-C4, Class A4, 3.24%, 03/15/45	12,941	13,177,746
Series 2014-CPT, Class A, 3.35%, 07/13/29(b)	11,100	11,311,942
Series 2014-MP, Class A, 3.47%, 08/11/33(b)	4,215	4,309,085
Series 2018-BOP, Class A, 1.03%, 08/15/33(b)(e)	3,810	3,696,042
Series 2018-H4, Class A4, 4.31%, 12/15/51	4,995	5,934,772
Series 2019-NUGS, Class D, 3.30%, 12/15/36(b)(e)	8,000	7,177,650

13

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-NUGS, Class E, 3.74%, 12/15/36(b)(e)	USD	1,000	$880,541
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 1.13%, 06/15/35(b)(e)		6,079	5,769,033
PFP Ltd., Series 2019-5, Class A, 1.17%, 04/14/36(b)(e)		6,851	6,610,401
UBS Commercial Mortgage Trust:
Series 2012-C1, Class A3, 3.40%, 05/10/45		4,130	4,254,264
Series 2019-C18, Class A4, 3.04%, 12/15/52		7,873	8,642,536
UBS-Barclays Commercial Mortgage Trust:
Series 2013-C5, Class AS, 3.35%, 03/10/46(b)		9,713	9,920,457
Series 2013-C6, Class ASB, 2.79%, 04/10/46		4,175	4,237,431
Velocity Commercial Capital Loan Trust(b):
Series 2018-1, Class A, 3.59%, 04/25/48		1,254	1,278,301
Series 2019-3, Class A, 3.03%, 10/25/49(e)		5,680	5,616,313
VNDO Mortgage Trust, Series 2012-6AVE, Class A, 3.00%, 11/15/30(b)		17,397	17,892,025
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class ASB, 3.48%, 08/15/50		9,233	9,568,796
Series 2015-C28, Class ASB, 3.31%, 05/15/48		5,087	5,315,597
Series 2015-LC22, Class ASB, 3.57%, 09/15/58		8,810	9,306,665
Series 2017-C39, Class A5, 3.42%, 09/15/50		25,064	27,979,073
WFRBS Commercial Mortgage Trust:
Series 2011-C5, Class A4, 3.67%, 11/15/44		28,160	28,672,950
Series 2012-C10, Class ASB, 2.45%, 12/15/45		10,646	10,794,982
Series 2012-C6, Class A4, 3.44%, 04/15/45		1,901	1,931,892
Series 2014-C21, Class ASB, 3.39%, 08/15/47		11,877	12,274,553
Series 2014-C21, Class ASBF, 0.75%, 08/15/47(b)(e)		3,072	3,019,650
Series 2014-C24, Class ASB, 3.32%, 11/15/47		9,056	9,403,109

			942,815,706

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Commercial Mortgage Trust, Series 2015- CR23, Class XA, 1.04%, 05/10/48(e)		34,097	1,093,996

Total Non-Agency Mortgage-Backed Securities — 15.8%
(Cost: $1,108,964,566)			1,114,722,943

U.S. Government Sponsored Agency Securities — 16.1%

Agency Obligations — 4.2%
Federal Home Loan Mortgage Corp., 0.25%, 06/26/23		124,205	124,011,675
Federal National Mortgage Association, 0.50%, 06/17/25		172,000	172,065,628

			296,077,303

Collateralized Mortgage Obligations — 1.1%
Federal Home Loan Mortgage Corp.:
Series 1165, Class LD, 7.00%, 11/15/21		13	13,750
Series 3710, Class MG, 4.00%, 08/15/25(a)		708	762,249
Series 3959, Class MA, 4.50%, 11/15/41		1,788	1,973,440
Series 3986, Class M, 4.50%, 09/15/41		2,175	2,314,894
Series 4459, Class BN, 3.00%, 08/15/43		7,707	8,252,720
Series 4569, Class JA, 3.00%, 03/15/42		10,999	11,410,562

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Federal Home Loan Mortgage Corp. STACR REMIC Trust Variable Rate Notes, Series 2020-DNA3, Class M1, (LIBOR USD 1 Month + 1.50%), 0.00%, 06/25/50(b)(c)	USD	6,709	$6,708,667
Federal Home Loan Mortgage Corp. STACR Trust Variable Rate Notes, Series 2019- FTR2, Class M1, (LIBOR USD 1 Month + 0.95%), 1.13%, 11/25/48(b)(c)		655	645,112
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Variable Rate Notes, Series 2017-DNA2, Class M1, (LIBOR USD 1 Month + 1.20%), 1.38%, 10/25/29(c)		6,357	6,362,240
Federal National Mortgage Association:
Series 2011-48, Class MG, 4.00%, 06/25/26(a)		1,342	1,441,856
Series 2011-84, Class MG, 4.00%, 09/25/26(a)		1,784	1,889,515
Series 2014-48, Class AB, 4.00%, 10/25/40		4,474	4,576,133
Federal National Mortgage Association Variable Rate Notes, Series 1997-20, Class FB, 2.32%, 03/25/27(e)		68	67,979
Government National Mortgage Association:
Series 2013-131, Class PA, 3.50%, 06/16/42		4,143	4,373,864
Series 2018-36, Class AM, 3.00%, 07/20/45		23,593	24,507,146

			75,300,127

Commercial Mortgage-Backed Securities — 0.4%
Federal Home Loan Mortgage Corp., Series KJ05, Class A2, 2.16%, 10/25/21		6,155	6,265,138
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KIR2, Class A1, 2.75%, 03/25/27		6,924	7,353,923
Federal Home Loan Mortgage Corp. Variable Rate Notes(b)(e):
Series 2012-K18, Class B, 4.39%, 01/25/45		5,450	5,648,280
Series 2012-K20, Class B, 4.00%, 05/25/45		3,030	3,146,144
Series 2012-K21, Class B, 4.07%, 07/25/45		3,053	3,179,566
Series 2013-K25, Class B, 3.74%, 11/25/45		1,505	1,567,845
Series 2013-K26, Class B, 3.72%, 12/25/45		1,247	1,302,174
Series 2013-K27, Class B, 3.62%, 01/25/46		2,875	2,999,383

			31,462,453

Interest Only Commercial Mortgage-Backed Securities — 0.0%(e)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes, Series K718, Class X1, 0.72%, 01/25/22		11,626	77,763
Government National Mortgage Association Variable Rate Notes, Series 2012-120, 0.77%, 02/16/53		20,243	810,635

			888,398

Mortgage-Backed Securities — 10.4%
Federal Home Loan Mortgage Corp.:
2.50%, 11/01/27		14,726	15,695,142
4.00%, 02/01/34 - 03/01/34		15,899	17,219,611
4.00%, 02/01/34(h)		9,495	10,252,989
4.50%, 07/01/47		1,888	2,115,144
4.50%, 03/01/49(h)		94,615	105,853,347
Federal Home Loan Mortgage Corp. Variable Rate Notes, (LIBOR USD 12 Month + 1.63%), 2.94%, 10/01/45(c)		3,408	3,519,247
Federal National Mortgage Association Variable Rate Notes(c): (LIBOR USD 12 Month + 1.60%), 2.86%, 09/01/45		7,837	8,101,883

14

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)			Value

Mortgage-Backed Securities (continued)
(LIBOR USD 12 Month + 1.59%), 2.91%, 11/01/45	USD	554		$571,224
(LIBOR USD 12 Month + 1.59%), 3.14%, 06/01/45		8,640		9,025,997
(LIBOR USD 12 Month + 1.74%), 3.26%, 09/01/42		6,404		6,719,311
Uniform Mortgage-Backed Securities:
2.50%, 12/01/27 - 04/01/32		23,415		24,591,081
2.50%, 01/01/32(h)		21,763		22,897,401
2.50%, 07/25/50 - 08/25/50(i)		195,790		203,898,121
3.00%, 12/01/26 - 04/01/33		59,309		62,791,855
3.50%, 04/01/34		4,075		4,398,200
4.00%, 04/01/26 - 05/01/34		33,230		35,843,890
4.00%, 09/01/33 - 06/01/34(h)		100,841		106,741,245
4.50%, 03/01/47 - 04/01/49		14,282		15,991,029
4.50%, 05/01/47 - 02/01/49(h)		65,038		72,412,207
5.00%, 04/01/21		—	(j)	97
5.50%, 10/01/21		57		58,065
6.50%, 04/01/21		3		3,465

				728,700,551

Total U.S. Government Sponsored Agency Securities — 16.1% (Cost: $1,108,048,970)				1,132,428,832

U.S. Treasury Obligations — 3.9%
U.S. Treasury Notes:
1.13%, 06/30/21		200,000		201,882,812
0.13%, 05/31/22		68,900		68,848,863
1.38%, 02/15/23		1,400		1,444,024

Total U.S. Treasury Obligations — 3.9% (Cost: $272,083,713)				272,175,699

Total Long-Term Investments — 104.5% (Cost: $7,249,133,158)				7,350,694,848

Short-Term Securities — 1.6%

Commercial Paper — 1.4%(k)
AstraZeneca plc, 2.07%, 11/03/20		31,000		30,942,495
Bayer Corp., 2.47%, 09/01/20		24,400		24,379,291

Security	Par (000)		Value

Commercial Paper (continued)
Boeing Co. (The), 2.19%, 11/18/20	USD	45,000	$44,658,956

Total Commercial Paper — 1.4% (Cost: $99,700,136)			99,980,742

	Shares

Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.11%(l)*		11,691,906	11,691,906

Total Money Market Funds — 0.2% (Cost: $11,691,906)			11,691,906

Total Short-Term Securities — 1.6% (Cost: $111,392,042)			111,672,648

Total Options Purchased — 0.1% (Cost: $11,642,732)			12,259,235

Total Investments Before Options Written and TBA Sale Commitments — 106.2% (Cost: $7,372,167,932)			7,474,626,731

Total Options Written — (0.5)% (Premium Received — $25,910,186)			(34,861,853)

	Par (000)

TBA Sale Commitments — (0.9)%

Mortgage-Backed Securities — (0.9)%
Uniform Mortgage-Backed Securities, 2.50%, 07/25/50(i)		64,430	(67,168,275)

Total TBA Sale Commitments — (0.9)% (Proceeds: $66,959,320)			(67,168,275)

Total Investments Net of Options Written and TBA Sale Commitments — 104.8% (Cost: $7,279,298,426)			7,372,596,603

Liabilities in Excess of Other Assets — (4.8)%			(340,061,257)

Net Assets — 100.0%			$7,032,535,346

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Represents or includes a TBA transaction.
(j)	Amount is less than 500.
(k)	Rates are discount rates or a range of discount rates as of period end.
(l)	Annualized 7-day yield as of period end.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended June 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

15

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Low Duration Bond Portfolio

Affiliated Issuer	Par/Shares Held at 09/30/19	Shares Purchased	Shares Sold	Par/Shares Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	47,697,236	—	(36,005,330)	11,691,906	$11,691,906	$921,309	$33	$—
BlackRock Capital Finance LP, Series 1997-R2, Class AP	18,554	—	—	18,554	17,297	1,001	—	488
iShares iBoxx $ High Yield Corporate Bond ETF(c)	—	575,000	(575,000)	—	—	652,164	(3,629,828)	—
iShares Short Maturity Bond ETF	3,180,000	—	—	3,180,000	159,031,800	2,740,390	—	(1,049,400)

					$170,741,003	$4,314,864	$(3,629,795)	$(1,048,912)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Bank of Montreal	0.38%	04/20/20	07/16/20	$22,392,119	$22,408,901	U.S. Government Sponsored Agency Securities	Up to 30 days
Bank of Montreal	0.38	04/20/20	07/16/20	24,928,870	24,947,553	U.S. Government Sponsored Agency Securities	Up to 30 days
Bank of Montreal	0.38	04/20/20	07/16/20	107,132,427	107,212,717	U.S. Government Sponsored Agency Securities	Up to 30 days
Bank of Montreal	0.38	04/20/20	07/16/20	26,031,235	26,050,744	U.S. Government Sponsored Agency Securities	Up to 30 days
Bank of Montreal	0.38	04/20/20	07/16/20	81,834,149	81,895,479	U.S. Government Sponsored Agency Securities	Up to 30 days
Bank of Montreal	0.38	04/20/20	07/16/20	22,921,818	22,938,997	U.S. Government Sponsored Agency Securities	Up to 30 days
Bank of Montreal	0.38	04/20/20	07/16/20	31,865,375	31,889,256	U.S. Government Sponsored Agency Securities	Up to 30 days
Bank of Montreal	0.38	04/20/20	07/16/20	10,507,198	10,515,072	U.S. Government Sponsored Agency Securities	Up to 30 days

				$327,613,191	$327,858,719

16

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Low Duration Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Long Bond	91	09/21/20	$16,249	$106,117
U.S. Treasury Ultra Bond	53	09/21/20	11,562	175,471
U.S. Treasury 2 Year Note	9,786	09/30/20	2,161,024	678,747
90-day Eurodollar	2,698	12/14/20	672,544	509,851

				1,470,186

Short Contracts
Euro-Bobl	1,106	09/08/20	167,725	(891,785)
Euro-Bund	22	09/08/20	4,363	(50,981)
Euro-Schatz	972	09/08/20	122,462	(66,344)
U.S. Treasury 10 Year Note	1,212	09/21/20	168,676	(536,747)
U.S. Treasury 10 Year Ultra Note	457	09/21/20	71,970	(323,736)
U.S. Treasury 5 Year Note	12,280	09/30/20	1,544,114	(3,889,316)

				(5,758,909)

				$(4,288,723)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	350,802,000	USD	393,249,042	Goldman Sachs International	07/06/20	$909,081
EUR	13,000,000	USD	14,549,146	Morgan Stanley & Co. International plc	07/06/20	57,542
GBP	5,755,000	USD	7,082,218	JPMorgan Chase Bank NA	07/06/20	48,967
USD	11,433,520	EUR	10,103,000	Bank of America NA	07/06/20	81,876
USD	6,178,918	GBP	4,876,885	Goldman Sachs International	07/06/20	135,831
AUD	25,680,000	NZD	27,421,798	Bank of America NA	09/16/20	32,402

						1,265,699

USD	2,168,588	EUR	1,935,000	Goldman Sachs International	07/06/20	(5,562)
USD	3,878,063	EUR	3,471,000	HSBC Bank plc	07/06/20	(21,923)
USD	387,759,339	EUR	348,362,000	UBS AG	07/06/20	(3,657,221)
USD	1,081,669	GBP	879,000	BNP Paribas SA	07/06/20	(7,525)
USD	393,503,023	EUR	350,802,000	Goldman Sachs International	08/05/20	(931,263)
USD	7,083,473	GBP	5,755,000	JPMorgan Chase Bank NA	08/05/20	(49,190)
NOK	166,200,000	SEK	161,970,044	Morgan Stanley & Co. International plc	09/16/20	(126,573)

						(4,799,257)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
U.S. Treasury 30 Year Note	192	08/21/20	USD	175.00	USD	19,200	$213,000

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.95%	Semi-Annual	Bank of America NA	09/03/20	0.95%	USD	23,740	$753,373

17

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Low Duration Bond Portfolio

OTC Interest Rate Swaptions Purchased (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
30-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.83%	Semi-Annual	Deutsche Bank AG	11/23/20	0.83%	USD	6,680	$290,805
1-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.39%	Semi-Annual	Bank of America NA	05/22/23	0.39	USD	75,970	256,050
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.49%	Semi-Annual	Citibank NA	02/25/25	1.49	USD	14,560	1,170,935
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.28%	Semi-Annual	Goldman Sachs Bank USA	06/04/25	1.28	USD	6,435	439,423
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.43%	Semi-Annual	Citibank NA	06/05/25	1.43	USD	41,250	3,180,118
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.43%	Semi-Annual	UBS AG	06/05/25	1.43	USD	6,435	494,927
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	2.07%	Semi-Annual	JPMorgan Chase Bank NA	01/17/40	2.07	USD	11,730	1,646,255

										8,231,886

Put
10-Year Interest Rate Swap(a)	1.24%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	08/27/20	1.24	USD	31,650	12,143
30-Year Interest Rate Swap(a)	0.83%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	11/23/20	0.83	USD	6,680	467,603
10-Year Interest Rate Swap(a)	1.49%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/25/25	1.49	USD	14,560	526,728
10-Year Interest Rate Swap(a)	1.28%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs Bank USA	06/04/25	1.28	USD	6,435	293,604
10-Year Interest Rate Swap(a)	1.43%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	06/05/25	1.43	USD	41,250	1,655,835
10-Year Interest Rate Swap(a)	1.43%	Semi-Annual	3 month LIBOR	Quarterly	UBS AG	06/05/25	1.43	USD	6,435	258,988
10-Year Interest Rate Swap(a)	2.07%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	01/17/40	2.07	USD	11,730	599,448

										3,814,349

										$12,046,235

(a)	Forward settling swaption.

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
5-Year Interest Rate Swap(a)	0.20%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	09/22/20	0.20%	USD	15,540	$(24,196)
5-Year Interest Rate Swap(a)	0.20%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	09/24/20	0.20	USD	15,540	(24,722)
10-Year Interest Rate Swap(a)	1.70%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	10/23/20	1.70	USD	64,060	(6,605,307)
10-Year Interest Rate Swap(a)	1.58%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	10/27/20	1.58	USD	57,590	(5,229,045)
2-Year Interest Rate Swap(a)	1.45%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	01/25/21	1.45	USD	145,610	(3,637,248)
10-Year Interest Rate Swap(a)	0.71%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	04/01/21	0.71	USD	13,288	(309,024)
10-Year Interest Rate Swap(a)	0.69%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	04/06/21	0.69	USD	6,640	(149,138)
10-Year Interest Rate Swap(a)	0.69%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	04/06/21	0.69	USD	6,640	(150,618)
10-Year Interest Rate Swap(a)	0.71%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	04/06/21	0.71	USD	13,290	(314,869)
10-Year Interest Rate Swap(a)	0.73%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	04/06/21	0.73	USD	7,980	(196,307)
10-Year Interest Rate Swap(a)	0.85%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	04/07/21	0.85	USD	5,313	(167,122)
10-Year Interest Rate Swap(a)	0.87%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	04/09/21	0.87	USD	13,420	(438,979)
10-Year Interest Rate Swap(a)	0.88%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	04/14/21	0.88	USD	6,680	(222,310)
10-Year Interest Rate Swap(a)	0.77%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	04/15/21	0.77	USD	6,315	(168,397)
10-Year Interest Rate Swap(a)	0.79%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	04/15/21	0.79	USD	7,420	(208,222)
10-Year Interest Rate Swap(a)	0.72%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	04/16/21	0.72	USD	6,315	(152,595)
10-Year Interest Rate Swap(a)	0.74%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	04/19/21	0.74	USD	20,450	(522,868)
10-Year Interest Rate Swap(a)	0.69%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs Bank USA	05/13/21	0.69	USD	13,500	(312,570)
10-Year Interest Rate Swap(a)	0.75%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	06/02/21	0.75	USD	27,560	(735,227)
10-Year Interest Rate Swap(a)	0.74%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	06/25/21	0.74	USD	13,745	(369,451)

18

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Low Duration Bond Portfolio

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap(a)	0.72%	Semi-Annual	3 month LIBOR	Quarterly	BNP Paribas SA	06/29/21	0.72%	USD	13,745	$(351,622)
10-Year Interest Rate Swap(a)	1.65%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	01/18/22	1.65	USD	49,450	(4,630,792)
5-Year Interest Rate Swap(a)	(0.12)%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	04/04/22	(0.12)	EUR	28,850	(498,517)
5-Year Interest Rate Swap(a)	(0.02)%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	04/07/22	(0.02)	EUR	33,180	(698,597)
5-Year Interest Rate Swap(a)	0.61%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	06/15/22	0.61	USD	38,210	(623,261)
1-Year Interest Rate Swap(a)	0.69%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	04/11/23	0.69	USD	75,970	(394,155)

										(27,135,159)

Put
5-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.50%	Semi-Annual	Bank of America NA	09/22/20	0.50	USD	15,540	(20,978)
5-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.50%	Semi-Annual	Deutsche Bank AG	09/24/20	0.50	USD	15,540	(21,870)
2-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.05%	Semi-Annual	Goldman Sachs Bank USA	10/02/20	1.05	USD	134,880	(130)
2-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.00%	Semi-Annual	Deutsche Bank AG	10/05/20	1.00	USD	61,435	(92)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.70%	Semi-Annual	Citibank NA	10/23/20	1.70	USD	64,060	(27,064)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.58%	Semi-Annual	Barclays Bank plc	10/27/20	1.58	USD	57,590	(38,309)
2-Year Interest Rate Swap(a)	6 month EURIBOR	Semi-Annual	0.00%	Annual	Bank of America NA	01/18/21	0.00	EUR	366,950	(37,916)
2-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.45%	Semi-Annual	Bank of America NA	01/25/21	1.45	USD	145,610	(703)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.71%	Semi-Annual	Morgan Stanley & Co. International plc	04/01/21	0.71	USD	13,288	(301,918)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.69%	Semi-Annual	Deutsche Bank AG	04/06/21	0.69	USD	6,640	(158,501)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.69%	Semi-Annual	Barclays Bank plc	04/06/21	0.69	USD	6,640	(157,037)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.71%	Semi-Annual	Barclays Bank plc	04/06/21	0.71	USD	13,290	(301,536)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.73%	Semi-Annual	Morgan Stanley & Co. International plc	04/06/21	0.73	USD	7,980	(174,546)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.85%	Semi-Annual	Morgan Stanley & Co. International plc	04/07/21	0.85	USD	5,313	(89,996)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.87%	Semi-Annual	Morgan Stanley & Co. International plc	04/09/21	0.87	USD	13,420	(219,243)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.88%	Semi-Annual	Barclays Bank plc	04/14/21	0.88	USD	6,680	(108,755)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.77%	Semi-Annual	Bank of America NA	04/15/21	0.77	USD	6,315	(131,314)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.79%	Semi-Annual	Citibank NA	04/15/21	0.79	USD	7,420	(146,372)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.72%	Semi-Annual	Bank of America NA	04/16/21	0.72	USD	6,315	(145,163)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.74%	Semi-Annual	Morgan Stanley & Co. International plc	04/19/21	0.74	USD	20,450	(448,763)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.69%	Semi-Annual	Goldman Sachs Bank USA	05/13/21	0.69	USD	13,500	(349,405)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.00%	Semi-Annual	Bank of America NA	06/01/21	1.00	USD	58,920	(841,221)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.75%	Semi-Annual	Deutsche Bank AG	06/02/21	0.75	USD	27,560	(656,933)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.05%	Semi-Annual	Bank of America NA	06/11/21	1.05	USD	13,380	(177,124)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.74%	Semi-Annual	Bank of America NA	06/25/21	0.74	USD	13,745	(344,540)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.72%	Semi-Annual	BNP Paribas SA	06/29/21	0.72	USD	13,745	(364,041)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	2.15%	Semi-Annual	JPMorgan Chase Bank NA	01/18/22	2.15	USD	49,450	(178,810)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.95%	Semi-Annual	Morgan Stanley & Co. International plc	01/28/22	1.95	USD	24,630	(125,966)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.85%	Semi-Annual	Bank of America NA	02/22/22	1.85	USD	33,900	(216,348)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	02/28/22	1.60	USD	15,890	(153,015)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	03/03/22	1.60	USD	15,890	(154,185)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.60%	Semi-Annual	Barclays Bank plc	03/04/22	1.60	USD	15,433	(150,004)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	03/04/22	1.60	USD	24,575	(238,861)
5-Year Interest Rate Swap(a)	6 month EURIBOR	Semi-Annual	(0.12)%	Annual	Barclays Bank plc	04/04/22	(0.12)	EUR	28,850	(247,610)
5-Year Interest Rate Swap(a)	6 month EURIBOR	Semi-Annual	(0.02)%	Annual	Barclays Bank plc	04/07/22	(0.02)	EUR	33,180	(230,470)
1-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.55%	Semi-Annual	Deutsche Bank AG	04/21/22	0.55	USD	109,290	(97,926)

19

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Low Duration Bond Portfolio

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
5-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.61%	Semi-Annual	Morgan Stanley & Co. International plc	06/15/22	0.61%	USD	38,210	$(534,330)
1-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.69%	Semi-Annual	Deutsche Bank AG	04/11/23	0.69	USD	75,970	(135,699)

										(7,726,694)

										$(34,861,853)

(a)	Forward settling swaption.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3 month LIBOR	Quarterly	0.68% 6 month	Semi-Annual	N/A		03/06/22	USD	12,200	$116,173	$—	$116,173
(0.30)%	Annual	EURIBOR	Semi-Annual	N/A		03/23/22	EUR	5,380	(10,141)	—	(10,141)
3 month LIBOR	Quarterly	0.38%	Semi-Annual	N/A		04/28/22	USD	8,690	13,016	—	13,016
0.25%	Semi-Annual	3 month LIBOR	Quarterly	10/05/20	(a)	06/15/22	USD	53,020	(40,850)	—	(40,850)
6 month EURIBOR	Semi-Annual	(0.30)%	Annual	07/20/20	(a)	07/20/22	EUR	16,320	32,164	—	32,164
3 month LIBOR	Quarterly	0.31%	Semi-Annual	07/20/20	(a)	07/20/22	USD	8,810	17,284	—	17,284
0.33%	Semi-Annual	3 month LIBOR	Quarterly	07/22/20	(a)	07/22/22	USD	7,770	(17,639)	—	(17,639)
6 month EURIBOR	Semi-Annual	(0.24)%	Annual	07/27/20	(a)	07/27/22	EUR	15,750	53,504	—	53,504
3 month LIBOR	Quarterly	0.30%	Semi-Annual	07/30/20	(a)	07/30/22	USD	10,560	17,542	—	17,542
3 month LIBOR	Quarterly	0.44%	Semi-Annual	09/11/20	(a)	09/11/22	USD	6,022	27,821	—	27,821
3 month LIBOR	Quarterly	0.44%	Semi-Annual	09/11/20	(a)	09/11/22	USD	6,486	29,770	—	29,770
3 month LIBOR	Quarterly	0.46%	Semi-Annual	09/11/20	(a)	09/11/22	USD	6,022	30,715	—	30,715
3 month LIBOR	Quarterly	0.51%	Semi-Annual	09/11/20	(a)	09/11/22	USD	9,270	55,821	—	55,821
3 month LIBOR	Quarterly	0.38%	Semi-Annual	09/28/20	(a)	09/28/22	USD	21,400	76,089	—	76,089
3 month LIBOR	Quarterly	0.34%	Semi-Annual	09/29/20	(a)	09/29/22	USD	35,180	98,407	—	98,407
3 month LIBOR	Quarterly	0.36%	Semi-Annual	09/29/20	(a)	09/29/22	USD	8,180	24,681	—	24,681
3 month LIBOR	Quarterly	0.43%	Semi-Annual	09/29/20	(a)	09/29/22	USD	16,040	71,651	—	71,651
6 month EURIBOR	Semi-Annual	(0.35)%	Annual	11/02/20	(a)	11/02/22	EUR	4,320	5,621	—	5,621
6 month EURIBOR	Semi-Annual	(0.42)%	Annual	12/24/20	(a)	12/24/22	EUR	28,470	(6,994)	(8,917)	1,923
3 month LIBOR	Quarterly	1.05%	Semi-Annual	03/01/21	(a)	03/01/23	USD	18,940	319,756	—	319,756
3 month LIBOR	Quarterly	1.06%	Semi-Annual	03/01/21	(a)	03/01/23	USD	18,940	321,271	—	321,271
3 month LIBOR	Quarterly	1.07%	Semi-Annual	03/01/21	(a)	03/01/23	USD	18,990	326,487	—	326,487
3 month LIBOR	Quarterly	1.10%	Semi-Annual	03/01/21	(a)	03/01/23	USD	75,820	1,346,756	—	1,346,756
3 month LIBOR	Quarterly	0.88%	Semi-Annual	03/02/21	(a)	03/02/23	USD	38,010	510,172	—	510,172
3 month LIBOR	Quarterly	0.88%	Semi-Annual	03/02/21	(a)	03/02/23	USD	18,990	254,695	—	254,695
3 month LIBOR	Quarterly	0.90%	Semi-Annual	03/02/21	(a)	03/02/23	USD	18,990	264,759	—	264,759
(0.18)%	Annual	6 month EURIBOR	Semi-Annual	03/24/21	(a)	03/24/23	EUR	28,010	(146,541)	—	(146,541)
(0.18)%	Annual	6 month EURIBOR	Semi-Annual	03/24/21	(a)	03/24/23	EUR	27,850	(148,871)	—	(148,871)
(0.17)%	Annual	6 month EURIBOR	Semi-Annual	03/24/21	(a)	03/24/23	EUR	27,850	(152,811)	—	(152,811)
6 month EURIBOR	Semi-Annual	(0.31)%	Annual	04/29/21	(a)	04/29/23	EUR	10,470	24,253	—	24,253
6 month EURIBOR	Semi-Annual	(0.34)%	Annual	05/03/21	(a)	05/03/23	EUR	4,310	6,499	—	6,499
6 month EURIBOR	Semi-Annual	(0.38)%	Annual	05/04/21	(a)	05/04/23	EUR	5,230	3,179	—	3,179

20

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Low Duration Bond Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.28%	Semi-Annual	3 month LIBOR	Quarterly	05/28/21	(a)	05/28/23	USD	150,140	$ (181,506)	$(42,660)	$(138,846)
6 month EURIBOR	Semi-Annual	(0.42)%	Annual	06/24/21	(a)	06/24/23	EUR	15,260	(3,446)	286	(3,732)
6 month EURIBOR	Semi-Annual	(0.40)%	Annual	06/25/21	(a)	06/25/23	EUR	15,180	3,503	(321)	3,824
3 month LIBOR	Quarterly	0.36%	Semi-Annual	N/A		06/02/25	USD	21,910	41,775	—	41,775
0.65%	Semi-Annual	3 month LIBOR	Quarterly	04/20/22	(a)	04/20/27	USD	24,710	(155,210)	—	(155,210)
3 month LIBOR	Quarterly	0.65%	Semi-Annual	06/20/22	(a)	06/20/27	USD	21,680	108,980	—	108,980
3 month LIBOR	Quarterly	0.68%	Semi-Annual	06/20/22	(a)	06/20/27	USD	21,680	138,647	—	138,647
3 month LIBOR	Quarterly	0.68%	Semi-Annual	09/30/20	(a)	02/15/30	USD	21,970	110,733	—	110,733
3 month LIBOR	Quarterly	1.43%	Semi-Annual	N/A		02/25/30	USD	7,865	644,535	—	644,535
3 month LIBOR	Quarterly	1.32%	Semi-Annual	N/A		02/26/30	USD	7,825	553,468	—	553,468
1.31%	Semi-Annual	3 month LIBOR	Quarterly	N/A		02/27/30	USD	15,680	(1,098,201)	—	(1,098,201)
3 month LIBOR	Quarterly	1.24%	Semi-Annual	N/A		03/02/30	USD	7,840	492,304	—	492,304
3 month LIBOR	Quarterly	0.50%	Semi-Annual	N/A		03/11/30	USD	9,830	(102,508)	—	(102,508)
3 month LIBOR	Quarterly	0.71%	Semi-Annual	N/A		03/25/30	USD	13,060	125,277	—	125,277
3 month LIBOR	Quarterly	0.60%	Semi-Annual	N/A		05/18/30	USD	6,000	(19,350)	—	(19,350)
3 month LIBOR	Quarterly	0.70%	Semi-Annual	N/A		05/28/30	USD	34,520	219,935	29,564	190,371
0.65%	Semi-Annual	3 month LIBOR	Quarterly	N/A		06/02/30	USD	11,180	(16,292)	—	(16,292)
3 month LIBOR	Quarterly	0.67%	Semi-Annual	N/A		06/03/30	USD	9,890	31,115	—	31,115
3 month LIBOR	Quarterly	0.70%	Semi-Annual	N/A		06/16/30	USD	5,050	33,545	—	33,545
3 month LIBOR	Quarterly	0.66%	Semi-Annual	N/A		06/17/30	USD	2,540	7,195	—	7,195
3 month LIBOR	Quarterly	0.70%	Semi-Annual	N/A		06/23/30	USD	1,620	10,451	—	10,451
3 month LIBOR	Quarterly	0.66%	Semi-Annual	N/A		06/30/30	USD	2,970	6,869	—	6,869
3 month LIBOR	Quarterly	0.64%	Semi-Annual	07/01/20	(a)	07/01/30	USD	2,830	(513)	—	(513)
3 month LIBOR	Quarterly	0.64%	Semi-Annual	07/02/20	(a)	07/02/30	USD	7,140	—	—	—
0.67%	Semi-Annual	3 month LIBOR	Quarterly	07/17/20	(a)	07/17/30	USD	8,990	(24,713)	—	(24,713)
3 month LIBOR	Quarterly	1.02%	Semi-Annual	09/08/20	(a)	09/08/30	USD	10,635	384,269	—	384,269
0.76%	Semi-Annual	3 month LIBOR	Quarterly	06/03/21	(a)	06/03/31	USD	20,150	(84,173)	—	(84,173)
1.11%	Semi-Annual	3 month LIBOR	Quarterly	03/08/22	(a)	03/08/32	USD	6,940	(216,254)	—	(216,254)
0.77%	Semi-Annual	3 month LIBOR	Quarterly	05/06/22	(a)	05/06/32	USD	20,860	77,424	—	77,424
3 month LIBOR	Quarterly	0.79%	Semi-Annual	05/09/22	(a)	05/09/32	USD	16,420	(30,211)	—	(30,211)
0.92%	Semi-Annual	3 month LIBOR	Quarterly	09/30/20	(a)	11/15/45	USD	10,555	504	(5,050)	5,554
1.00%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/20/50	USD	1,250	(30,741)	—	(30,741)
1.14%	Semi-Annual	3 month LIBOR	Quarterly	06/20/22	(a)	06/20/52	USD	3,940	(179,377)	—	(179,377)
1.09%	Semi-Annual	3 month LIBOR	Quarterly	06/20/22	(a)	06/20/52	USD	3,940	(130,335)	—	(130,335)

									$ 4,241,938	$(27,098)	$4,269,036

(a)	Forward swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America NA	09/20/20	USD	2,086	$(3,406)	$1,385	$(4,791)
Allstate Corp. (The)	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	7,000	(251,173)	(208,576)	(42,597)
Lowe’s Cos., Inc.	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	7,000	(220,679)	(156,693)	(63,986)
Northrop Grumman Systems Corp.	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	7,000	(243,963)	(202,802)	(41,161)
Pfizer, Inc.	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	7,000	(220,935)	(189,095)	(31,840)
Walt Disney Co. (The)	1.00	Quarterly	BNP Paribas SA	06/20/24	USD	3,355	(108,435)	(100,927)	(7,508)
Walt Disney Co. (The)	1.00	Quarterly	BNP Paribas SA	06/20/24	USD	2,858	(92,371)	(87,934)	(4,437)
Financial Guaranty Insurance Company	1.00	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	1,500	650	41,156	(40,506)
Walt Disney Co. (The)	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	4,135	(138,564)	(122,123)	(16,441)

21

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Low Duration Bond Portfolio

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Walt Disney Co. (The)	1.00%	Quarterly	Goldman Sachs International	06/20/25	USD 8,865	$(297,066)	$(283,844)	$(13,222)

						$(1,575,942)	$(1,309,453)	$(266,489)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	09/20/20	BBB	USD	2,086	$3,407	$(1,233)	$4,640
Boeing Co. (The)	1.00	Quarterly	BNP Paribas SA	12/20/20	BBB-	USD	25,000	(154,626)	85,273	(239,899)
Financial Guaranty Insurance Company	1.00	Quarterly	Citibank NA	06/20/24	BBB-	USD	15,005	120,076	(912,977)	1,033,053
International Business Machines Corp.	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/24	NR	USD	20,000	572,018	430,521	141,497
International Business Machines Corp.	1.00	Quarterly	BNP Paribas SA	12/20/24	NR	USD	3,023	91,272	75,010	16,262
International Business Machines Corp.	1.00	Quarterly	BNP Paribas SA	12/20/24	NR	USD	3,064	92,502	78,659	13,843
International Business Machines Corp.	1.00	Quarterly	BNP Paribas SA	12/20/24	NR	USD	3,627	109,526	96,324	13,202
International Business Machines Corp.	1.00	Quarterly	Goldman Sachs International	12/20/24	NR	USD	3,625	109,466	104,408	5,058
International Business Machines Corp.	1.00	Quarterly	Morgan Stanley & Co. International plc	12/20/24	NR	USD	1,463	44,180	41,034	3,146
Verizon Communications, Inc.	1.00	Quarterly	BNP Paribas SA	12/20/24	BBB+	USD	7,753	122,296	151,715	(29,419)

								$1,110,117	$148,734	$961,383

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
3 month LIBOR	London Interbank Offered Rate	0.30%
6 month EURIBOR	Euro Interbank Offered Rate	(0.31)

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

USD	United States Dollar

22

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Low Duration Bond Portfolio

Portfolio Abbreviations

CLO	Collateralized Loan Obligation

CSMC	Credit Suisse Mortgage Capital

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

OTC	Over-the-counter

RB	Revenue Bonds

S&P	Standard & Poor’s

SCA	Svenska Cellulosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-be-announced

23

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Low Duration Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,393,235,884	$66,150,416	$1,459,386,300
Corporate Bonds	—	3,056,796,349	—	3,056,796,349
Foreign Agency Obligations	—	27,195,395	—	27,195,395
Foreign Government Obligations	—	112,467,576	—	112,467,576
Investment Companies	159,031,800	—	—	159,031,800
Municipal Bonds	—	16,489,954	—	16,489,954
Non-Agency Mortgage-Backed Securities	—	1,114,722,943	—	1,114,722,943
U.S. Government Sponsored Agency Securities	—	1,132,428,832	—	1,132,428,832
U.S. Treasury Obligations	—	272,175,699	—	272,175,699
Short-Term Securities:
Commercial Paper	—	99,980,742	—	99,980,742
Money Market Funds	11,691,906	—	—	11,691,906
Options Purchased:
Interest rate contracts	213,000	12,046,235	—	12,259,235
Liabilities:
Investments:
TBA Sale Commitments	—	(67,168,275)	—	(67,168,275)

	$170,936,706	$7,170,371,334	$66,150,416	$7,407,458,456

Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$1,230,701	$—	$1,230,701
Foreign currency exchange contracts	—	1,265,699	—	1,265,699
Interest rate contracts	1,470,186	7,016,345	—	8,486,531
Liabilities:
Credit contracts	—	(535,807)	—	(535,807)
Foreign currency exchange contracts	—	(4,799,257)	—	(4,799,257)
Interest rate contracts	(5,758,909)	(37,609,162)	—	(43,368,071)

	$(4,288,723)	$(33,431,481)	$—	$(37,720,204)

24

Schedule of Investments (unaudited) (continued) June 30, 2020	BlackRock Low Duration Bond Portfolio

The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, Reverse Repurchase Agreements of $327,858,719 are categorized as Level 2 within the disclosure hierarchy.

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